Condensed Consolidated Balance Sheets (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 7,565	$ 7,584
Short-term investments		1,793
Accounts receivable
Related parties	274	435
Unrelated parties	8,421	7,776
Loans and advances to related parties	201	96
Inventories	5,056	4,298
Deferred income tax	517	386
Unrealized gains on derivative instruments	835	52
Advances to suppliers	623	188
Recoverable taxes	2,017	1,603
Assets held for sale	61	6,987
Others	1,208	593
Total current assets	26,778	31,791
Non-current assets
Property, plant and equipment, net	84,273	83,096
Intangible assets	1,138	1,274
Investments in affiliated companies, joint ventures and others investments	7,837	4,497
Other assets:
Goodwill on acquisition of subsidiaries	3,005	3,317
Loans and advances
Related parties	10	29
Unrelated parties	288	165
Prepaid pension cost	1,737	1,962
Prepaid expenses	206	222
Judicial deposits	1,614	1,731
Recoverable taxes	490	361
Deferred income tax	611
Unrealized gains on derivative instruments	56	301
Tax Incentive / reinvestiment	291	144
Others	664	249
Total other assets	8,972	8,481
Total	128,998	129,139
Current liabilities
Suppliers	4,777	3,558
Payroll and related charges	1,088	1,134
Minimum annual remuneration attributed to stockholders	1,779	4,842
Current portion of long-term debt	1,567	2,823
Short-term debt	59	139
Loans from related parties	14	9
Provision for income taxes	1,085	751
Taxes payable and royalties	189	257
Employees postretirement benefits	208	168
Unrealized losses on derivative instruments	6	35
Provisions for asset retirement obligations	54	75
Liabilities associated with assets held for sale	30	3,152
Others	1,118	969
Total current liabilities	11,974	17,912
Non-current liabilities
Employees postretirement benefits	2,126	2,442
Long-term debt	21,355	21,591
Provisions for contingencies (Note 16 (b))	1,909	2,043
Unrealized losses on derivative instruments	547	61
Deferred income tax	5,991	8,085
Provisions for asset retirement obligations	1,219	1,293
Debentures	1,276	1,284
Others	2,161	1,987
Total non-current liabilities	36,584	38,786
Redeemable noncontrolling interest	556	712
Commitments and contingencies (Note 16)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 1,955,824,156 (2010 - 2,108,579,618) issued	16,728	10,370
Common stock - 3,600,000,000 no-par-value shares authorized and 3,183,360,475 (2010 - 3,256,724,482) issued	25,837	16,016
Treasury stock - 152,755,462 (2010 - 99,649,571) preferred and 73,364,007 (2010 -47,375,394) common shares	(4,661)	(2,660)
Additional paid-in capital	318	2,188
Mandatorily convertible notes - common shares	290	290
Mandatorily convertible notes - preferred shares	644	644
Other cumulative comprehensive loss	(5,088)	(333)
Undistributed retained earnings	25,685	42,218
Unappropriated retained earnings	17,487	166
Total Company stockholders' equity	77,240	68,899
Noncontrolling interests	2,644	2,830
Total stockholders' equity	79,884	71,729
Total	$ 128,998	$ 129,139

Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets
Preferred class A stock, shares authorized	7,200,000,000	7,200,000,000
Preferred class A stock, shares issued	1,955,824,156	2,108,579,618
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	3,183,360,475	3,256,724,482
Treasury stock, preferred shares	152,755,462	99,649,571
Treasury stock, common shares	73,364,007	47,375,394

Condensed Consolidated Statements of Income (USD $) In Millions, except Per Share data	3 Months Ended						9 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 14,783		$ 13,659		$ 12,350		$ 40,185		$ 26,401
Aluminum products					609		383		1,863
Revenues from logistic services	503		476		408		1,307		1,131
Fertilizer products	1,037		867		802		2,691		1,077
Others	418		343		327		1,068		802
Revenues before taxes	16,741		15,345		14,496		45,634		31,274
Taxes on revenues	(380)		(356)		(394)		(1,071)		(910)
Net operating revenues	16,361		14,989		14,102		44,563		30,364
Operating costs and expenses
Cost of ores and metals sold	(4,737)		(4,361)		(3,503)		(13,199)		(9,068)
Cost of aluminum products					(491)		(289)		(1,543)
Cost of logistic services	(391)		(376)		(263)		(1,056)		(755)
Cost of fertilizer products	(788)		(676)		(669)		(2,109)		(882)
Others	(335)		(308)		(187)		(895)		(526)
Total costs	(6,251)		(5,721)		(5,113)		(17,548)		(12,774)
Selling, general and administrative expenses	(654)		(434)		(418)		(1,507)		(1,054)
Research and development expenses	(440)		(363)		(216)		(1,145)		(577)
Gain on sale of assets							1,513
Others	(643)		(724)		(519)		(1,787)		(1,431)
Total costs and expenses	(7,988)		(7,242)		(6,266)		(20,474)		(15,836)
Operating income	8,373		7,747		7,836		24,089		14,528
Non-operating income (expenses)
Financial income	188		226		56		579		173
Financial expenses	(822)		(514)		(741)		(1,918)		(1,720)
Gains (losses) on derivatives, net	(568)		358		500		29		158
Foreign exchange and indexation gains (losses), net	(2,191)		578		257		(1,533)		293
Total non-operating income (expenses)	(3,393)		648		72		(2,843)		(1,096)
Income before discontinued operations, income taxes and equity results	4,980		8,395		7,908		21,246		13,432
Income taxes
Current	(1,197)		(1,719)		(2,589)		(4,509)		(3,447)
Deferred	846		(688)		443		374		879
Income taxes per consolidated statements of income	(351)		(2,407)		(2,146)		(4,135)		(2,568)
Equity in results of affiliates, joint ventures and other investments	282		406		305		968		684
Net income from continuing operations	4,911		6,394		6,067		18,079		11,548
Discontinued operations, net of tax					8				(143)
Net income	4,911		6,394		6,075		18,079		11,405
Net income (loss) attributable to noncontrolling interests	(24)		(58)		37		(134)		58
Net income attributable to the Company's stockholders	$ 4,935		$ 6,452		$ 6,038		$ 18,213		$ 11,347
Basic and diluted earnings per share attributable to Company's stockholders
Earnings per preferred share (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.12
Earnings per common share (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.12
Earnings per preferred share linked to mandatorily convertible notes (in dollars per share)	$ 1.78	[1]	$ 1.71	[1]	$ 1.35	[1]	$ 5.16	[1]	$ 3.15	[1]
Earnings per common share linked to mandatorily convertible notes (in dollars per share)	$ 1.79	[1]	$ 1.79	[1]	$ 1.36	[1]	$ 5.32	[1]	$ 4.94	[1]

[1]	Basic earnings per share only, as dilution assumes conversion.

Condensed Consolidated Statements of Comprehensive Income (deficit) (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Company's stockholders:
Net income attributable to Company's stockholders	$ 4,935	$ 6,452	$ 6,038	$ 18,213	$ 11,347
Cumulative translation adjustments	(7,486)	1,581	3,352	(4,718)	1,507
Available-for-sale securities
Gross balance as of the period/year end		(13)	1	(14)	5
Tax (expense) benefit		11		11	(4)
Unrealized gain (loss) - available-for-sale securities, net		(2)	1	(3)	1
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	(467)	(195)	344	(479)	294
Tax (expense) benefit	150	63	(126)	150	(102)
Surplus (deficit) accrued pension plan, net	(317)	(132)	218	(329)	192
Cash flow hedge
Gross balance as of the period	123	138	20	275	148
Tax (expense) benefit	26	3	(33)	20	(41)
Cash flow hedge, net	149	141	(13)	295	107
Total comprehensive income attributable to Company's stockholders	(2,719)	8,040	9,596	13,458	13,154
Noncontrolling interests:
Net income attributable to noncontrolling interests	(24)	(58)	37	(134)	58
Cumulative translation adjustments	(269)	40	211	(283)	189
Pension plan	(1)	5		4
Cash flow hedge				1	35
Total comprehensive income (deficit) attributable to Noncontrolling interests	(294)	(13)	248	(412)	282
Total comprehensive income	$ (3,013)	$ 8,027	$ 9,844	$ 13,046	$ 13,436

Condensed Consolidated Statements of Cash Flows (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 4,911	$ 6,394	$ 6,075	$ 18,079	$ 11,405
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	1,018	979	696	2,954	2,187
Dividends received	240	343	283	833	532
Equity in results of affiliates, joint ventures and other investments	(282)	(406)	(305)	(968)	(684)
Deferred income taxes	(846)	688	(443)	(374)	(879)
Loss on disposal of property, plant and equipment	17	19	229	208	375
Gain on sale of assets available for sale				(1,513)
Discontinued operations, net of tax			(8)		143
Foreign exchange and indexation gains, net	2,218	257	(150)	2,371	(229)
Unrealized derivative losses (gains), net	642	(230)	(403)	200	63
Unrealized interest (income) expense, net	78	(41)	225	44	230
Others	(37)	(41)	(17)	(115)	84
Decrease (increase) in assets:
Accounts receivable	(730)	(658)	(776)	(1,277)	(3,161)
Inventories	(324)	(73)	(441)	(1,140)	(829)
Recoverable taxes	(392)	(79)	142	(583)	112
Others	(219)	(280)	(467)	(299)	(402)
Increase (decrease) in liabilities:
Suppliers	829	246	876	1,232	1,373
Payroll and related charges	212	204	160	60	10
Income taxes	(2,745)	(24)	1,093	(2,293)	1,404
Others	(379)	(233)	110	(135)	227
Net cash provided by operating activities	4,211	7,065	6,879	17,284	11,961
Cash flows from investing activities:
Short term investments		540		1,793	3,747
Related parties
Loan proceeds					(28)
Repayments			(1)
Others	57	(34)	(17)	(120)	(13)
Judicial deposits	(239)	(159)	(27)	(427)	(190)
Investments	(18)	(26)		(159)	(51)
Additions to property, plant and equipment	(3,711)	(3,480)	(3,852)	(10,004)	(7,905)
Proceeds from disposal of investments available for sale				1,081
Acquisition (sale) of subsidiaries			(1,018)		(6,252)
Net cash used in investing activities	(3,911)	(3,159)	(4,915)	(7,836)	(10,692)
Short-term debt
Additions	20	51	147	838	2,004
Repayments	(63)	(96)	(130)	(919)	(1,985)
Related parties
Proceeds			7	19	22
Repayments				(1)	(3)
Third parties
Proceeds	479	268	2,017	1,350	3,545
Repayments	(769)	(419)	(1,288)	(2,539)	(1,671)
Treasury stock	(2,001)		(341)	(2,001)	(341)
Transactions of noncontrolling interest			660		660
Dividends and interest attributed to Company's stockholders	(3,000)	(2,000)		(6,000)	(1,250)
Dividends and interest attributed to noncontrolling interest		(60)		(60)	(59)
Net cash provided by (used in) financing activities	(5,334)	(2,256)	1,072	(9,313)	922
Increase (decrease) in cash and cash equivalents	(5,034)	1,650	3,036	135	2,191
Effect of exchange rate changes on cash and cash equivalents	(628)	306	452	(154)	239
Cash and cash equivalents, beginning of period	13,227	11,271	6,235	7,584	7,293
Cash and cash equivalents, end of period	7,565	13,227	9,723	7,565	9,723
Cash paid during the period for:
Interest on short-term debt		(1)	(2)	(2)	(3)
Interest on long-term debt	(234)	(374)	(242)	(945)	(783)
Income tax	(4,097)	(1,171)	(705)	(6,233)	(872)
Non-cash transactions
Interest capitalized	$ 54	$ 69	$ 24	$ 156	$ 126

Condensed Consolidated Statements of Cash Flows (Parenthetical)	1 Months Ended	9 Months Ended
	Jun. 30, 2010	Sep. 30, 2010
Non-cash transactions
Conversion of mandatorily convertible notes, treasury stock	75,435,238	75,435,238

Condensed Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data	Total	Total Company stockholders' equity	Preferred class A stock (including twelve golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2009			$ 9,727	$ 15,262	$ (1,150)	$ 411	$ 1,578	$ 1,225		$ (1,772)		$ (38)	$ 2	$ 28,508	$ 3,182	$ 2,831
Beginning of the period, shares at Dec. 31, 2009					(152,579,803)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(378)
Acquisitions, shares					(31,155,000)
Conversions, shares					75,435,238
Change in the period						1,777	(1,288)	(581)	0	1,507	1	192	107
Transfer from undistributed retained earnings			643	754
Transfer from/to unappropriated retained earnings														619
Transfer to capitalized earnings														(1,397)
Net income attributable to the stockholders' Company	11,347														11,347
Interest on mandatorily convertible debt
Preferred class A stock															(49)
Common stock															(51)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(77)
Common stock															(121)
Appropriation from/to undistributed retained earnings															(619)
Disposals (acquisitions) of noncontrolling interests																1,629
Cumulative translation adjustments																189
Cash flow hedge	(35)															35
Net income (loss) attributable to noncontrolling interests	58															58
Dividends and interest attributable to noncontrolling interests																(86)
Assets and liabilities held for sale																(1,830)
Number of shares issued and outstanding:	5,257,004,535		2,108,579,618	3,256,724,482	(108,299,565)
End of the period at Sep. 30, 2010	72,147	69,321	10,370	16,016	(1,528)	2,188	290	644	(1)	(265)	1	154	109	27,730	13,612	2,826
End of the period, shares at Sep. 30, 2010	5,257,004,535		2,108,579,618	3,256,724,482	(108,299,565)
Beginning of the period at Jun. 30, 2010			10,370	16,016	(660)	1,790	290	644		(3,617)		(64)	122	26,086	9,234	3,485
Beginning of the period, shares at Jun. 30, 2010					(77,144,565)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(868)
Acquisitions, shares					(31,155,000)
Change in the period						398	0	0	0	3,352	1	218	(13)
Transfer from undistributed retained earnings			0	0
Transfer from/to unappropriated retained earnings														1,644
Net income attributable to the stockholders' Company	6,038														6,038
Interest on mandatorily convertible debt
Preferred class A stock															(11)
Common stock															(5)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings															(1,644)
Disposals (acquisitions) of noncontrolling interests																(680)
Cumulative translation adjustments																211
Net income (loss) attributable to noncontrolling interests	37															37
Dividends and interest attributable to noncontrolling interests																(80)
Assets and liabilities held for sale																(147)
Number of shares issued and outstanding:	5,257,004,535		2,108,579,618	3,256,724,482	(108,299,565)
End of the period at Sep. 30, 2010	72,147	69,321	10,370	16,016	(1,528)	2,188	290	644	(1)	(265)	1	154	109	27,730	13,612	2,826
End of the period, shares at Sep. 30, 2010	5,257,004,535		2,108,579,618	3,256,724,482	(108,299,565)
Beginning of the period at Dec. 31, 2010	71,729		10,370	16,016	(2,660)	2,188	290	644		(253)	3	(59)	(24)	42,218	166	2,830
Beginning of the period, shares at Dec. 31, 2010					(147,024,965)
Increase (Decrease) in Stockholders' Equity
Capital increase		0	6,358	9,821
Sales (acquisitions)					(2,001)
Acquisitions, shares					(79,094,780)
Conversions, shares					276
Change in the period						(1,870)				(4,718)	(3)	(329)	295
Transfer from/to unappropriated retained earnings														(2,224)
Transfer to capitalized earnings														(14,309)
Net income attributable to the stockholders' Company	18,213														18,213
Interest on mandatorily convertible debt
Preferred class A stock															(82)
Common stock															(34)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,231)
Common stock															(1,769)
Appropriation from/to undistributed retained earnings															2,224
Disposals (acquisitions) of noncontrolling interests																117
Cumulative translation adjustments																(283)
Cash flow hedge	(1)															1
Net income (loss) attributable to noncontrolling interests	(134)															(134)
Net income (loss) attributable to redeemable noncontrolling interests																155
Dividends and interest attributable to noncontrolling interests																(65)
Capitalization of stockholders advances																19
Pension plan																4
Number of shares issued and outstanding:	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
End of the period at Sep. 30, 2011	79,884	77,240	16,728	25,837	(4,661)	318	290	644	(5,088)	(4,971)		(388)	271	25,685	17,487	2,644
End of the period, shares at Sep. 30, 2011	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
Beginning of the period at Mar. 31, 2011			10,370	16,016	(2,660)	2,188	290	644		934	2	61	(19)	43,189	5,995	2,904
Beginning of the period, shares at Mar. 31, 2011					(147,024,956)
Increase (Decrease) in Stockholders' Equity
Capital increase			6,358	9,821
Conversions, shares					0
Change in the period						(1,870)				1,581	(2)	(132)	141
Transfer from/to unappropriated retained earnings														1,202
Transfer to capitalized earnings														(14,309)
Net income attributable to the stockholders' Company	6,452														6,452
Interest on mandatorily convertible debt
Preferred class A stock															(24)
Common stock															(10)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings															(1,202)
Disposals (acquisitions) of noncontrolling interests																0
Cumulative translation adjustments																40
Net income (loss) attributable to noncontrolling interests	(58)															(58)
Net income (loss) attributable to redeemable noncontrolling interests																65
Dividends and interest attributable to noncontrolling interests																(59)
Capitalization of stockholders advances																8
Pension plan																5
Number of shares issued and outstanding:	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
End of the period at Jun. 30, 2011	87,921	85,016	16,728	25,837	(2,660)	318	290	644	2,566	2,515		(71)	122	30,082	11,211	2,905
End of the period, shares at Jun. 30, 2011	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
Increase (Decrease) in Stockholders' Equity
Capital increase		0
Sales (acquisitions)					(2,001)
Acquisitions, shares					(79,094,780)
Conversions, shares					267
Change in the period			0	0		0				(7,486)		(317)	149
Transfer from/to unappropriated retained earnings														(4,397)
Net income attributable to the stockholders' Company	4,935														4,935
Interest on mandatorily convertible debt
Preferred class A stock															(40)
Common stock															(16)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,231)
Common stock															(1,769)
Appropriation from/to undistributed retained earnings															4,397
Cumulative translation adjustments																(269)
Net income (loss) attributable to noncontrolling interests	(24)															(24)
Net income (loss) attributable to redeemable noncontrolling interests																22
Capitalization of stockholders advances																11
Pension plan																(1)
Number of shares issued and outstanding:	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
End of the period at Sep. 30, 2011	$ 79,884	$ 77,240	$ 16,728	$ 25,837	$ (4,661)	$ 318	$ 290	$ 644	$ (5,088)	$ (4,971)		$ (388)	$ 271	$ 25,685	$ 17,487	$ 2,644
End of the period, shares at Sep. 30, 2011	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)

The Company and its operations	9 Months Ended
Sep. 30, 2011
The Company and its operations
The Company and its operations

1      The Company and its operations

Vale S.A., (“Vale”, “Company” or “we”) is a limited liability company incorporated in Brazil.  Operations are carried out through Vale and our subsidiary companies, joint ventures and affiliates, and mainly consist of mining, basic metals production, fertilizers, logistics and steel activities.

At September 30, 2011, our principal consolidated operating subsidiaries are the following:

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A. - MCR	100.00	100.00	Brazil	Iron ore
PT International Nickel Indonesia Tbk	59.14	59.14	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Austria Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Coal Colombia Ltd.	100.00	100.00	Colombia	Coal
Vale Fertilizantes S.A	84.27	99.90	Brazil	Fertilizer
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Moçambique, Limitada	100.00	100.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	74.00	74.00	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC	100.00	100.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapore	Logistics

Basis of consolidation	9 Months Ended
Sep. 30, 2011
Basis of consolidation
Basis of consolidation

2      Basis of consolidation

All majority-owned subsidiaries in which we have both share and management control are consolidated. All significant intercompany accounts and transactions are eliminated. Subsidiaries over which control is achieved through other means, such as stockholders agreement, are also consolidated even if we hold less than 51% of voting capital. Our variable interest entities in which we are the primary beneficiary are consolidated. Investments in unconsolidated affiliates and joint ventures are accounted for under the equity method (Note 10).

We evaluate the carrying value of our equity investments in relation to publicly quoted market prices when available. If the quoted market price is below book value, and such decline is considered other than temporary, we write-down our equity investments to quoted market value.

We define joint ventures as businesses in which we and a small group of other partners each participate actively in the overall entity management, based on a stockholders agreement. We define affiliates as businesses in which we participate as a noncontrolling interest but with significant influence over the operating and financial policies of the investee.

Our participation in hydroelectric projects in Brazil is made via consortium contracts under which we have undivided interests in the assets, and are liable for our proportionate share of liabilities and expenses, which are based on our proportionate share of power output.  We do not have joint liability for any obligations. No separate legal or tax status is granted to consortia under Brazilian law. Accordingly, we recognize our proportionate share of costs and our undivided interest in assets relating to hydroelectric projects.

Basis of presentation	9 Months Ended
Sep. 30, 2011
Basis of presentation
Basis of presentation

3      Basis of presentation

Our condensed consolidated interim financial statements for the three-month periods ended September 30, 2011, June 30, 2011 and September 30, 2010 and for the nine-month periods ended September 30, 2011 and September 30, 2010, prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), are unaudited. However, in our opinion, such condensed consolidated financial information includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for interim periods. The results of operations for the three-month and nine-month periods ended September 30, 2011, are not necessarily indicative of the actual results expected for the full fiscal year ending December 31, 2011. This condensed consolidated interim financial statement should be read in conjunction with our audited consolidated financial statements as of and for the year ended December 31, 2010, prepared in accordance with US GAAP.

In preparing the condensed consolidated financial statements, we are required to use estimates to account for certain assets, liabilities, revenues and expenses. Our condensed consolidated financial statements therefore include various estimates concerning the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired and assumed in business combinations, income tax uncertainties, employee post-retirement benefits and other similar evaluations. Actual results may vary from our estimates.

Since December 2007, significant modifications have been made to (“Brazilian GAAP”) as part of a convergence project with International Financial Reporting Standards (“IFRS”) and as from December 31, 2010, the convergence was completed and therefore the (“IFRS”) is the accounting practice adopted in Brazil.  The Company does expect to continue the (“US GAAP”) reporting during 2011.

The Brazilian real is the parent Company’s functional currency. We have selected the US dollar as our reporting currency.

All assets and liabilities have been translated to US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate).  All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account (“CTA”) in stockholders’ equity.

The results of operations and financial position of our entities that have a functional currency other than the US dollar have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders’ equity.

The exchange rates used to translate the assets and liabilities of the Brazilian operations at September 30, 2011 and December 31, 2010, were R $ 1.8544 and R $1.6662, respectively.

Accounting pronouncements	9 Months Ended
Sep. 30, 2011
Accounting pronouncements
Accounting pronouncements

4                 Accounting pronouncements

a) Newly issued accounting pronouncements

Accounting Standards Update (ASU) number 2011-08 Intangibles—Goodwill and Other (Topic 350). The objective of this Update is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. We are currently studying the future impact of this statement. We do not expect any significant change in the disclosure of any financial statements.

Accounting Standards Update (ASU) number 2011-04: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in USGAAP and IFRSs. The amendments in this Update generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This Update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with US GAAP and IFRSs. We are currently studying the future impact of this statement.

Accounting Standards Update (ASU) number 2011-03: Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The amendments in this Update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. We do not expect any significant change in the disclosure of our financial statements.

The Company understands that the other recently issued accounting pronouncements that are not effective as of and for the period ending September 30, 2011, are not expected to be relevant for its consolidated financial statements.

b) Accounting standards adopted in 2011

Accounting Standards Update (ASU) number 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The objective of this Update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income, so an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income. The Company adopted this standard with no impact on our financial position, results of operations or liquidity.

Accounting Standards Update (ASU) number 2011-02: Receivables (Topic 310) - A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this Update would provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The Company adopted this standard with no impact on our financial position, results of operations or liquidity.

Accounting Standards Update (ASU) number 2010-29 Disclosure of Supplementary Pro Forma Information for Business Combinations a consensus of the FASB Emerging Issues Task Force. The objective of this Update is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company fully adopted this standard in 2011. This codification does not impact our financial position, results of operations or liquidity.

Major acquisitions and disposals	9 Months Ended
Sep. 30, 2011
Major acquisitions and disposals
Major acquisitions and disposals

5                 Major acquisitions and disposals

a)             Sale of aluminum assets

In February 2011, we concluded the transaction announced in May, 2010 with Norsk Hydro ASA (Hydro), to transfer all of our stakes in Albras-Alumínio Brasileiro S.A. (Albras), Alunorte Alumina do Norte do Brasil S.A. (Alunorte) and Companhia de Alumina do Pará (CAP), along with its respective off-take rights and outstanding commercial contracts, and 60% of Mineração Paragominas S.A. and all our other Brazilian bauxite mineral rights.

For this transaction we received US $ 1,081 in cash and 22% equivalent to 447,834,465 shares of Hydro’s common shares outstanding (approximately US $ 3.5 billion according to Hydro’s closing share price at the date of the transaction). Three and five years after the closing of the transaction, we will receive two equal tranches of US $ 200 each in cash, related to the remaining payment of 40% of Mineração Paragominas S.A. From the date of the transaction, Hydro has been accounted for by the equity method.

The gain on this transaction, of US $ 1,513 was recorded in the income statement in the line Gain on sale of assets.

b)             Fertilizers Businesses

In May 2010, we acquired 78.92% of the total capital and 99.83% of the voting capital of Vale Fertilizantes and 100% of the total capital of Vale Fosfatados.  In 2011, after the incorporation of Vale Fosfatados by Vale Fertilizantes, our total participation reaches 84.27%.

The purchase price allocation based on the fair values of acquired assets and liabilities was based on studies performed by us with the assistance of external valuation specialists.

Purchase price	5,795
Noncontrolling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783

Goodwill	719

The goodwill balance arises primarily due to the synergies between the acquired assets and the potash operations in Taquari-Vassouras, Carnalita, Rio Colorado and Neuquém and phosphates in Bayóvar I and II, in Peru, and Evate, in Mozambique. The future development of our projects combined with the acquisition of the portfolio of fertilizer assets will allow Vale to be one of the top players in the world’s fertilizer business.

In June 2011, we announced a public offer to acquire up to 100% of the free float of our subsidiary Vale Fertilizantes S.A. The public offer involves a cash price of R $ 25.00 per share, for both common and preferred shares, amounting a total disbursement by Vale of up to R $ 2.2 billion (equivalent to US $ 1.2 billion as at September 30, 2011) representing 0.09% of the common shares and 31.77% of the preferred shares issued by Vale Fertilizantes.  In July 2011, we filed with Comissão de Valores Mobiliários (CVM) the Prospect (Edital) and a request for registration of a public offer to acquire up to 100% of the free float shares of its subsidiary Vale Fertilizantes S.A. (Vale Fertilizantes), in order to subsequently cancel the public company registration, as previously disclosed.

c)                   Others transactions

In July 2011, we acquired 9% of Norte Energia S.A. (NESA) from Gaia Energia e Participações S.A. (Gaia). NESA was established with the sole purpose of implementing, operating and exploring of the Belo Monte hydroelectric plant, which is still in the early development stage. Vale estimated an investment of US $ 1.4 billion to repay Gaia by capital contributions made in NESA and commitments of future capital contributions arising from the acquired stake. Until September 2011, the total amount of the invested was US $ 70.

Income taxes	9 Months Ended
Sep. 30, 2011
Income taxes
Income taxes

6                 Income taxes

Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal tax. The statutory composite enacted tax rate applicable in the periods presented is 34%. In other countries where we have operations, we are subject to various taxes rates depending on the jurisdiction.

We analyze the potential tax impact associated with undistributed earnings by each of our subsidiaries.  For those subsidiaries in which the undistributed earnings would be taxable when remitted to the parent company, no deferred tax is recognized, based on generally accepted accounting principles.

The amount reported as income tax expense in our condensed consolidated financial statements is reconciled to the statutory rates as follows:

	(Unaudited)
	Three-month period ended									Nine-month period ended
	September 30, 2011			June 30, 2011			September 30, 2010			September 30, 2011			September 30, 2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,187	793	4,980	7,303	1,092	8,395	7,378	530	7,908	16,008	5,238	21,246	11,005	2,427	13,432
Exchange variation (not taxable) or not deductible	—	(188)	(188)	—	71	71	—	751	751	—	(70)	(70)	—	151	151
	4,187	605	4,792	7,303	1,163	8,466	7,378	1,281	8,659	16,008	5,168	21,176	11,005	2,578	13,583

Tax at Brazilian composite rate	(1,424)	(207)	(1,631)	(2,483)	(395)	(2,878)	(2,509)	(436)	(2,945)	(5,443)	(1,758)	(7,201)	(3,742)	(877)	(4,619)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	578	—	578	258	—	258	208	—	208	1,272	—	1,272	626	—	626
Difference on tax rates of foreign income	—	331	331	—	219	219	—	411	411	—	1,298	1,298	—	974	974
Tax incentives	67	—	67	192	—	192	215	—	215	430	—	430	444	—	444
Social contribution contingency payment	506	—	506	—	—	—	—	—	—	506	—	506	—	—	—
Reversal of deferred income tax	—	—	—	—	(141)	(141)	—	—	—	—	(141)	(141)	—	—	—
Other non-taxable, income/non deductible expenses	36	(238)	(202)	(63)	6	(57)	(38)	3	(35)	(14)	(285)	(299)	(68)	75	7
Income tax per consolidated statements of income	(237)	(114)	(351)	(2,096)	(311)	(2,407)	(2,124)	(22)	(2,146)	(3,249)	(886)	(4,135)	(2,740)	172	(2,568)

Vale and some subsidiaries in Brazil were granted with tax incentives that provide for a partial reduction of the income tax due related to certain regional operations of iron ore, railroad, manganese, copper, bauxite, alumina, aluminum, kaolin and potash. The tax benefit is calculated based on taxable profit adjusted by the tax incentive (so-called “exploration profit”) taking into consideration the operational profit of the projects that benefit from the tax incentive during a fixed period. In general, such tax incentives expire in 2018. Part of the northern railroad and iron ore operations have been granted with tax incentives for a period of 10 years starting from 2009. The tax savings must be registered in a special capital (profit) reserve in the net equity of the entity that benefits from the tax incentive and cannot be distributed as dividends to the stockholders.

We are also allowed to reinvest part of the tax savings in the acquisition of new equipment to be used in the operations that enjoy the tax benefit subject to subsequent approval from the Brazilian regulatory agencies Superintendência de Desenvolvimento da Amazônia - SUDAM and Superintendência de Desenvolvimento do Nordeste - SUDENE. When the reinvestment is approved, the corresponding tax benefit must also be accounted for in a special profit reserve and is also subject to the same restrictions with respect to future dividend distributions to the stockholders.

We also have income tax incentives related to our Goro project under development in New Caledonia (“The Goro Project”). These incentives include an income tax holiday during the construction phase of the project and throughout a 15-year period commencing in the first year in which commercial production, as defined by the applicable legislation, is achieved followed by a five-year, 50 per cent income tax holiday. The Goro Project also qualifies for certain exemptions from indirect taxes such as import duties during the construction phase and throughout the commercial life of the project. Certain of these tax benefits, including the income tax holiday, are subject to an earlier phase out, should the project achieves a specified cumulative rate of return. We are subject to a branch profit tax commencing in the first year in which commercial production is achieved, as defined by the applicable legislation. To date, we have not recorded any taxable income for New Caledonian tax purposes. The benefits of this legislation are expected to apply with respect to taxes payable once the Goro Project is in operation. We obtained tax incentives for our projects in Mozambique, Oman and Malaysia, that will take effects when those projects start their commercial operation.

We are subject to an examination by the tax authorities for up to five years regarding our operations in Brazil, up to ten years for Indonesia, and up to seven years for Canada for income taxes.

Tax loss carry forwards in Brazil and in most of the jurisdictions where we have tax loss carry forwards have no expiration date, though in Brazil, offset is restricted to 30% of annual taxable income.

Companies adopt the provision accounting for Uncertainty in Income Taxes.

The reconciliation of the beginning and ending amounts is as follows: (see note 16(b)) tax — related actions)

	(Unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Beginning of the period	372	2,623	369	2,555	396
Increase resulting from tax positions taken	1	1,065	5	1,075	9
Decrease resulting from tax positions taken (a)	(2)	(3,315)	3	(3,319)	(22)
Cumulative translation adjustments	(33)	(1)	15	27	9
End of the period	338	372	392	338	392

(a) In July 2011, we made a payment as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido).

Cash and cash equivalents	9 Months Ended
Sep. 30, 2011
Cash and cash equivalents
Cash and cash equivalents

7                 Cash and cash equivalents

	September 30, 2011	December 31, 2010
	(unaudited)
Cash	1,007	560
Short-term investments	6,558	7,024
	7,565	7,584

All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that: those denominated in Brazilian Reais are concentrated in investments indexed to the CDI, and those denominated in US dollars are mainly time deposits, with the original due date less than three months.

Short-term investments	9 Months Ended
Sep. 30, 2011
Short-term investments
Short-term investments
8                 Short-term investments
	September 30, 2011	December 31, 2010
	(Unaudited)
Time deposit	—	1,793
Represent low risk investments with original due date over three months.

Inventories	9 Months Ended
Sep. 30, 2011
Inventories.
Inventories

9                 Inventories

	September 30, 2011	December 31, 2010
	(Unaudited)
Products
Nickel (co-products and by-products)	2,007	1,310
Iron ore and pellets	1,055	825
Manganese and ferroalloys	178	203
Fertilizer	313	171
Copper concentrate	70	28
Coal	189	74
Others	88	143
Spare parts and maintenance supplies	1,156	1,544
	5,056	4,298

In September 30, 2011, the inventory includes provision for adjustment to market value for the products nickel in the amount of US $ 145 (US $ 0 at December 31, 2010).

Investments in affiliated companies and joint ventures	9 Months Ended
Sep. 30, 2011
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

10 Investments in affiliated companies and joint ventures

	September 30, 2011 (unaudited)				Investments		Equity in earnings (losses) of investee adjustments (unaudited)					Dividends Received (unaudited)
				Net income			Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	Participation in capital (%)		Net equity	(loss) of the period	September 30, 2011	December 31, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
	Voting	Total			(Unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	333	76	168	171	16	15	30	39	36	—	22	3	22	3
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	179	(13)	91	128	(14)	5	1	(6)	5	—	20	—	20	25
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	134	46	69	87	5	8	25	23	34	15	17	11	32	11
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	152	79	78	86	16	15	—	41	4	—	—	—	—	—
Minas da Serra Geral SA - MSG	50.00	50.00	56	5	28	36	1	(5)	1	(3)	1	—	—	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	821	1,384	468	561	207	278	245	692	534	225	225	225	700	375
Baovale Mineração SA - BAOVALE	50.00	50.00	67	13	33	31	2	2	—	6	2	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	90	—	22	25	(1)	1	1	(1)	5	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	100	(7)	43	40	(2)	—	—	(3)	(11)	—	—	—	—	—
					1,000	1,165	230	319	303	788	610	240	284	239	774	414
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,316	269	329	250	26	18	(27)	68	12	—	—	44	—	83
Shandong Yankuang International Company Ltd	25.00	25.00	(155)	(47)	(39)	(27)	(2)	(4)	(5)	(11)	(12)	—	—	—	—	—
					290	223	24	14	(32)	57	—	—	—	44	—	83
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	341	4	136	152	(1)	1	5	2	7	—	—	—	—	—
					136	152	(1)	1	5	2	7	—	—	—	—	—
Copper
Teal Minerals Incorporated	50.00	50.00	264	(18)	132	90	(2)	(2)	—	(9)	(13)	—	—	—	—	—
					132	90	(2)	(2)	—	(9)	(13)	—	—	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	6	7	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	(16)	—	(4)	11	—	—	—	—	—	—	—	—	—	—
Others (3)	—	—	—	—	1	5	—	—	—	—	—	—	—	—	—	—
					3	23	—	—	—	—	—	—	—	—	—	—
Aluminium
Norsk Hydro ASA (4)	22.00	22.00	16,320	547	3,590	—	70	50	—	120	—	—	52	—	52	35
					3,590	—	70	50	—	120	—	—	52	—	52	35
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	353	(8)	119	135	—	(2)	—	(2)	—	—	—	—	—	—
MRS Logística SA	37.86	41.50	1,211	249	502	511	32	35	26	103	62	—	7	—	7	—
					621	646	32	33	26	101	62	—	7	—	7	—
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	338	28	169	155	2	7	(2)	15	13	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica	26.87	26.87	5,518	(337)	1,483	1,840	(72)	(10)	(10)	(90)	(10)	—	—	—	—	—
					1,652	1,995	(70)	(3)	(12)	(75)	3	—	—	—	—	—
Other affiliates and joint ventures
Vale Soluções em Energia (1)	51.00	51.00	230	(29)	121	115	(1)	(6)	—	(16)	—	—	—	—	—	—
Others	—	—	—	—	292	88	—	—	15	—	15	—	—	—	—	—
					413	203	(1)	(6)	15	(16)	15	—	—	—	—	—

Total					7,837	4,497	282	406	305	968	684	240	343	283	833	532

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders

(2) Investment includes goodwill of US $64 in December, 2010 and US $58 in September, 2011;

(3) Available for sale.

(4) The net equity is adjusted based on our acquisition and the net income refers to the period from March onwards

Short-term debt	9 Months Ended
Sep. 30, 2011
Short-term debt
Short-term debt
11 Short-term debt Short-term borrowings outstanding on September 30, 2011 are from commercial banks for import financing denominated in US dollars with average annual interest rates of 1.78%.

Long-term debt	9 Months Ended
Sep. 30, 2011
Long-term debt
Long-term debt

12 Long-term debt

	Current liabilities		Non-current liabilities
	September 30, 2011	December 31, 2010	September 30, 2011	December 31, 2010
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	570	2,384	2,745	2,530
Others	23	18	238	217
Fixed Rate Notes
US dollars	400	—	9,831	10,242
EUR	—	—	1,009	1,003
Perpetual notes	—	—	78	78
Accrued charges	216	233	—	—
	1,209	2,635	13,901	14,070
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and
General Price Index-Market (IGP-M)	180	76	4,937	3,891
Basket of currencies	—	1	4	125
Non-convertible debentures	—	—	2,513	2,767
US dollars denominated	—	1	—	738
Accrued charges	178	110	—	—
	358	188	7,454	7,521
Total	1,567	2,823	21,355	21,591

The long-term portion at September 30, 2011 was as follows (unaudited):

2012	206
2013	3,164
2014	1,172
2015	879
2016 and after	15,500
No due date	434
21,355

At September 30, 2011 annual interest rates on long-term debt were as follows (unaudited):

Up to 3%	4,365
3.1% to 5% (*)	2,198
5.1% to 7%	8,816
7.1% to 9% (**)	3,394
9.1% to 11% (**)	93
Over 11% (**)	3,976
Variable	80
22,922

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we, have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US $ 6.137 of which US $ 5.154 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 3.08% per year in US dollars.

The average cost of all derivative transactions is 3.31% per year in US dollars.

Vale has non-convertible debentures at Brazilian Real denominated as follows:

	Quantity as of September 30, 2011				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	September 30, 2011	December 31, 2010
					include: (unaudited)
2nd Series	400,000	400,000	November-2013	100% CDI + 0.25%	2,252	2,429
Tranche “B”	5	5	No due date	6.5% p.a + IGP-DI	356	367
					2,608	2,796

Long-term portion					2,513	2,767
Accrued chages					95	29
					2,608	2,796

The indexation indices/ rates applied to our debt were as follows:

	(Unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	(1.5)	4.5
IGP-M - General Price Index - Market	1.0	0.7	2.1	4.1	7.8
Appreciation (devaluation) of Real against US dollar	18.8	4.2	6.3	25.3	2.8

In August 2011, Vale signed an agreement with certain commercial banks with the support of Korean Trade Insurance Corporation (K-SURE), in order to finance the acquisition of five very large ore carriers and two capesizes. The total amount of the facility is US $ 530 and the funds will be disbursed according to the delivery of the vessels. As of September 30, 2011, Vale had drawn US $91 under the facility.

In September 2010, Vale entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers with 400,000 dwt, comprising a facility in an amount up to US $1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during 3 years according to the construction schedule. As of September 30, 2011, we had drawn US $467 under the facility.

In September 2010, we issued US $1 billion notes due 2020 and US $750 notes due 2039. The 2020 notes were sold at a price of 99.030% of the principal amount and will bear a coupon of 4.625% per year, payable semi-annually. The 2039 notes that were sold at a price of 110.872% of the principal amount will be consolidated with and form a single series with Vale Overseas US $1 billion 6.875% Guaranteed Notes due 2039 issued on November 10, 2009.

Credit Lines

Vale has available revolving credit lines that can be disbursed and paid optionally. On September 30, 2011, the amount available involving credit line was US $ 4,100. Until September 30, 2011, no amounts were withdrawn, but letters of credit totaling US $ 105 relating to the line of credit were issued in favor of subsidiary Vale Canada Limited and continue outstanding according to the revolving credit terms.

In January 2011, Vale entered into an agreement with some commercial banks with the guarantee of Italian credit bureau, Servizi Assicurativi Del Commercio Estero S.p.A. (SACE) to provide the amount of US $300 with a final maturity of 10 years. As of September 30, 2011 we had drawn all amounts available under this facility.

In October 2010, Vale signed an agreement with Export Development Canada (EDC) to finance its investment program. Under the agreement, EDC will provide a credit line of up to US $1 billion. As of September 30, 2011, Vale disbursed US $ 500.

In June 2010, Vale established some credit lines totaling US $ 430 with the Banco Nacional de Desenvolvimento Econômico Social — BNDES, in order to finance the acquisition of domestic equipments. In March 31, 2011, Vale increased the amount of credit lines through a new agreement with BNDES in R $ 103 (US $ 62). Until September 30, 2011, US $ 184 was disbursed in this agreement.

In May 2008, the Company has signed agreements with Japanese long term financing credit agencies in the amount of US $ 5 billion, being US $ 3 billion with Japan Bank for International Cooperation (JIBC) and US $ 2 billion with Nippon Export and Investment Insurance (NEXI), to finance mining projects, logistics and energy generation. Until September 30, 2011, Vale through its subsidiary PT International Nickel Indonesia Tbk (PTI) withdrew US $ 300, under this credit facility to finance the construction of the hydroelectric plant of Karebbe, Indonesia.

In April 2008, Vale has signed a credit line in the amount of R $ 7,300 (US $ 4 billion) with Banco Nacional de Desenvolvimento Econômico e Social - BNDES to finance its investment program. Until September 30, 2011, Vale withdrew R $ 2,391 (US $ 1,289) in this line.

Guarantee

On September 30, 2011, US $ 560 of the total aggregate outstanding debt was secured by fixed assets.

Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of September 30, 2011.

Stockholders' equity	9 Months Ended
Sep. 30, 2011
Stockholders' equity
Stockholders' equity

13          Stockholders’ equity

Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders’ meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.

Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders’ meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

In October 2011 (subsequent period) the Board of Directors approved the payment on October 31, 2011 of US $ 3 billions to shareholders. The amount of US $ 1,859 will be paid as interest on capital and the total amount of US $ 1,141 will be paid as dividends.

In August 2011, we paid additional dividend to Vale’s shareholders amounting to US $ 3 billion, equivalent to US $ 0.576780063 per outstanding share, common or preferred, of Vale issuance.

On June 2011 the Board of Directors approved a share buy-back program. The shares are to be held in treasury for subsequent sale or cancellation, amounting up to US $ 3 billion and involving up to 84,814,902 common shares and up to 102,231,122 preferred shares. As of September 30, 2011 we had acquired 25,988,880 common shares and 53.105.900 preferred shares. The share buy-back program will be completely executed in November 2011.

In April 2011, we paid the first installment of interest on capital, in the amount of US $ 2 billion, corresponding to US $0.383268113 per outstanding share, common or preferred shares, of Vale issuance.

In January 2011, we made an extraordinary payment through interest of capital, in the total gross amount of US $ 1 billion, which corresponds to approximately US $0.191634056 per outstanding share, common or preferred, of Vale issuance.

On October 14, 2010, the Board of Directors approved the following proposals: (i) payment of the second tranche of the minimum dividend of US $1,250 and (ii) payment of an additional dividend of US $500. The payments were made on October 29, 2010.

On September 23, 2010, the Board of Directors approved a share buy-back program. The shares are to be held in treasury for subsequent sale or cancellation, amounting up to US $2 billion and involving up to 64,810,513 common shares and up to 98,367,748 preferred shares. As of December 31, 2010 we had acquired 21,682,700 common shares and 48,197,700 preferred shares.

In June 2010, the notes series Rio and Rio P were converted into ADS and represent an aggregate of 49,305,205 common shares and 26,130,033 preferred class A shares respectively. The conversion was made using 75,435,238 treasury stocks held by the Company.  The difference between the conversion amount and the book value of the treasury stocks of US $ 1,379 was accounted for in additional paid-in capital in the stockholder’s equity.

The outstanding issued mandatory convertible notes as of September 30, 2011, are as follows:

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July/2009	June/2012	942	934	6.75	%p.a.

The notes pay a coupon quarterly and are entitled to an additional remuneration equivalent to the cash distribution paid to ADS holders.  These notes were classified as a capital instrument, mainly due to the fact that neither the Company nor the holders have the option to settle the operation, whether fully or partially, with cash, and the conversion is mandatory, consequently, they were recognized as a specific component of shareholders’ equity, net of financial charges.

The funds linked to future mandatory conversion, net of charges are equivalent to the maximum of common shares and preferred shares, as follows. All the shares are currently held in treasury.

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649

In September 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US $ 1.824525 and US $ 2.110263 per note, respectively.

In April 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US $ 0.985344 and US $ 1.139659 per note, respectively.

In January 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VAPE P-2012, R $0.7776700 and R $0.8994610, respectively, and in October 2010, VALE-2012 and VAPE P-2012, R $1.381517 and R $1.597876 per note, respectively.

Basic and diluted earnings per share

Basic and diluted earnings per share amounts have been calculated as follows:

	Three-month period ended (unaudited)			Nine-month period ended (unaudited)
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Net income from continuing operations attributable to Company’s stockholders	4,935	6,452	6,030	18,213	11,490
Discontinued operations, net of tax	—	—	8	—	(143)
Net income attributable to Company’s stockholders	4,935	6,452	6,038	18,213	11,347

Interest attributed to preferred convertible notes	(40)	(24)	(11)	(82)	(49)
Interest attributed to common convertible notes	(16)	(10)	(5)	(34)	(51)
Net income for the period adjusted	4,879	6,418	6,022	18,097	11,247

Basic and diluted earnings per share

Income available to preferred stockholders	1,846	2,440	2,314	6,871	4,324
Income available to common stockholders	2,972	3,898	3,635	11,000	6,783
Income available to convertible notes linked to preferred shares	44	57	53	162	100
Income available to convertible notes linked to common shares	17	23	20	64	40
Weighted average number of shares outstanding
(thousands of shares) - preferred shares	1,986,461	2,008,930	2,056,473	2,002,352	2,043,102
Weighted average number of shares outstanding
(thousands of shares) - common shares	3,197,984	3,209,349	3,230,765	3,206,032	3,204,885
Treasury preferred shares linked to mandatorily convertible notes	47,285	47,285	47,285	47,285	47,285
Treasury common shares linked to mandatorily convertible notes	18,416	18,416	18,416	18,416	18,416
Total	5,250,146	5,283,980	5,352,939	5,274,085	5,313,688

Earnings per preferred share	0.93	1.21	1.13	3.43	2.12
Earnings per common share	0.93	1.21	1.13	3.43	2.12
Earnings per convertible notes linked to preferred share (*)	1.78	1.71	1.35	5.16	3.15
Earnings per convertible notes linked to common share (*)	1.79	1.79	1.36	5.32	4.94

Continuous operations
Earnings per preferred share	0.93	1.21	1.13	3.43	2.14
Earnings per common share	0.93	1.21	1.13	3.43	2.14
Earnings per convertible notes linked to preferred share (*)	1.78	1.71	1.35	5.16	3.17
Earnings per convertible notes linked to common share (*)	1.79	1.79	1.36	5.32	4.96

Discontinued operations
Earnings per preferred share	—	—	—	—	(0.02)
Earnings per common share	—	—	—	—	(0.02)
Earnings per convertible notes linked to preferred share (*)	—	—	—	—	(0.02)
Earnings per convertible notes linked to common share (*)	—	—	—	—	(0.02)

(*) Basic earnings per share only, as dilution assumes conversion

If the conversion of the convertible notes had been included in the calculation of diluted earnings per share they would have generated the following effect as shown below:

	Three-month period ended (unaudited)			Nine-month period ended (unaudited)
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Income available to preferred stockholders	1,930	2,521	2,378	7,115	4,473
Income available to common stockholders	3,005	3,931	3,660	11,098	6,874
Weighted average number of shares outstanding (thousands of shares) - preferred shares	2,033,746	2,056,215	2,103,758	2,049,637	2,090,387
Weighted average number of shares outstanding (thousands of shares) - common shares	3,216,400	3,227,765	3,249,181	3,224,448	3,223,301
Earnings per preferred share	0.95	1.23	1.13	3.47	2.14
Earnings per common share	0.93	1.22	1.13	3.44	2.13

Continuous operations
Earnings per preferred share	0.95	1.23	1.13	3.47	2.17
Earnings per common share	0.93	1.22	1.13	3.44	2.16

Discontinued operations
Earnings per preferred share	—	—	—	—	(0.03)
Earnings per common share	—	—	—	—	(0.03)

Pension plans	9 Months Ended
Sep. 30, 2011
Pension plans
Pension plans

14   Pension plans

We previously disclosed in our consolidated financial statements for the year ended December 31, 2010, that we expected to contribute US $310 to our defined benefit pension plan in 2011. As of September 30, 2011, total contributions of US $ 254 had been made. We do not expect any significant change in our previous estimate.

A special contribution was made to the Vale Canada Limited Defined Benefit plans of US $342 during the period. The contribution was made to bring the adequate ratios which provide Vale Canada with more certain funding requirements for 2011-2013.

	Three-month period ended (unaudited)
	September 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	18	8
Interest cost on projected benefit obligation	98	107	26
Expected return on assets	(164)	(99)	—
Amortizations and (gain) / loss	—	6	(5)
Net periodic pension cost (credit)	(66)	32	29

	Three-month period ended (unaudited)
	June 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	19	8
Interest cost on projected benefit obligation	103	106	26
Expected return on assets	(175)	(99)	—
Amortizations and (gain) / loss	—	6	(4)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(72)	32	27

	Three-month period ended (unaudited)
	September 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	1	19	8
Interest cost on projected benefit obligation	104	92	26
Expected return on assets	(159)	(83)	—
Amortizations and (gain) / loss	—	1	—
Net deferral	(1)	12	(9)
Net periodic pension cost (credit)	(55)	41	25

	Nine-month period ended (unaudited)
	September 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	57	24
Interest cost on projected benefit obligation	299	317	77
Expected return on assets	(505)	(291)	—
Amortizations and (gain) / loss	—	21	(11)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(206)	104	87

	Nine-month period ended (unaudited)
	September 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	1	51	20
Interest cost on projected benefit obligation	244	270	74
Expected return on assets	(392)	(245)	—
Amortizations and (gain) / loss	—	1	—
Net deferral	(1)	12	(9)
Net periodic pension cost (credit)	(148)	89	85

Long-term incentive compensation plan	9 Months Ended
Sep. 30, 2011
Long-term incentive compensation plan
Long-term incentive compensation plan

15   Long-term incentive compensation plan

Under the terms of the long-term incentive compensation plan, the participants, restricted to certain executives, may elect to allocate part of their annual bonus to the plan. The allocation is applied to purchase preferred shares of Vale, through a predefined financial institution, at market conditions and with no benefit provided by Vale.

The shares purchased by each executive are unrestricted and may, at the participant’s discretion, be sold at any time. However, the shares must be held for a three-year period and the executive must be continually employed by Vale during that period.  The participant then becomes entitled to receive from Vale a cash payment equivalent to the total amount of shares held, based on the market rates. The total shares linked to the plan at September 30, 2011 and December 31, 2010, are 3,130,620 and 2,458,627, respectively.

Additionally, as a long-term incentive certain eligible executives have the opportunity to receive at the end of the triennial cycle, a certain number of shares at market rates, based on an evaluation of their career and performance factors measured as an indicator of total return to stockholders.

We account for the compensation cost provided to our executives under this long-term incentive compensation plan, following the requirements for Accounting for Stock-Based Compensation. Liabilities are measured at each reporting date at fair value, based on market rates. Compensation costs incurred are recognized, over the defined three-year vesting period. At September 30, 2011 and December 31, 2010, we recognized a liability of US $ 106 and US $ 120, respectively, through the Statement of Income.

Commitments and contingencies	9 Months Ended
Sep. 30, 2011
Commitments and contingencies
Commitments and contingencies

16   Commitments and contingencies

a)       In connection with the Girardin Act tax - advantaged lease financing arrangement sponsored by the French government, we provided guarantees to BNP Paribas for the benefit of the tax investors associated with the Girardin Act lease financing certain payments due from VNC. We also committed that assets associated with the Girardin Act lease financing would be substantially complete by December 31, 2010. The French government and the tax investors have mutually agreed to extend this date to December 31, 2011.

Sumic Nickel Netherlands B.V. (“Sumic”), a 21% stockholder of VNC, has a put option to sell to us 25%, 50%, or 100% of the shares they own of VNC if the defined cost of the initial nickel cobalt development project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, in the form of Girardin Act lease financing, funding, shareholder loans and equity contributions by shareholders to VNC, exceeded US $ 4.6 billion and an agreement cannot be reached on how to proceed with the project. On May 27, 2010 the threshold was reached. An agreement has been reached with Sumic for an extension of their put option to 2012.

In addition, in the course of our operations we have provided letters of credit and guarantees in the amount of US $ 490 that are associated with items such as environment reclamation, asset retirement obligation commitments, electricity commitments, and community service commitments.

b)       We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.

The provision for contingencies and the related judicial deposits are composed as follows:

	September 30, 2011 (unaudited)		December 31, 2010
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	728	842	748	874
Civil claims	489	314	510	410
Tax - related actions	663	453	746	442
Others	29	5	39	5
	1,909	1,614	2,043	1,731

Labor and social security related actions principally comprise of claims by Brazilian current and former employees for (i) payment of time spent traveling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.

Civil actions principally relate to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans, during which full inflation indexation of contracts was not permitted, as well, as for accidents and land appropriation disputes.

Tax related actions principally comprise of challenges initiated by us, on certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all the actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.

Judicial deposits are made by us following court requirements in order to be entitled to either initiate or continue a legal action. These amounts are released to us upon receipt of a final favorable outcome from the legal action, and in the case of an unfavorable outcome, the deposits are transferred to the prevailing party.

Contingencies settled during the three-month periods ended September 30, 2011, June 30, 2011 and September 30, 2010, totaled US $ 98, US $ 130 and US $ 67 and nine-month periods ended September 30, 2011 and September 30, 2010, totaled US $ 659 and US $ 128, respectively. Provisions recognized in the three-month periods ended September 30, 2011, June 30, 2011 and September 30, 2010, totaled US $ 134, US $ 176 and US $ 101 and nine-month periods ended September 30, 2011 and September 30, 2010, totaled US $ 364 and US $ 71, respectively, classified as other operating expenses.

In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is reasonably possible but not probable, in the total amount of US $ 20,709 at September 30, 2011, and for which no provision has been made (December 31, 2010 — US $4,787). The variation in reasonably possible contingencies is related to the discussion of the payment in Brazil of income tax and social contribution on net income on the profits of foreign subsidiaries.

c)     At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of the debentures, were set to ensure that the pre-privatization stockholders, including the Brazilian Government would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.

A total of 388,559,056 Debentures were issued at a par value of R $ 0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index (IGP-M), as set forth in the Issue Deed.

The debentures holders have the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.

d)    Asset retirement obligations

We use various judgments and assumptions when measuring our asset retirement obligations.

Changes in circumstances, law or technology may affect our estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.

The changes in the provisions for asset retirement obligations are as follows (unaudited):

	Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Beginning of period	1,410	1,368	1,162	1,368	1,116
Accretion expense	29	30	21	100	79
Liabilities settled in the current period	(11)	(20)	(2)	(41)	(12)
Revisions in estimated cash flows (*)	(3)	(10)	(11)	(76)	15
Cumulative translation adjustment	(152)	42	60	(78)	32
End of period	1,273	1,410	1,230	1,273	1,230

Current liabilities	54	56	79	54	79
Non-current liabilities	1,219	1,354	1,151	1,219	1,151
Total	1,273	1,410	1,230	1,273	1,230

Other expenses	9 Months Ended
Sep. 30, 2011
Other expenses
Other expenses
17 Other expenses In the nine months period, the line “Other operating expenses” most due to pre operational expenses, idle capacity and stoppage operations of US $ 805 in 2011 (US $ 646 in 2010).

Fair value disclosure of financial assets and liabilities	9 Months Ended
Sep. 30, 2011
Fair value disclosure of financial assets and liabilities
Fair value disclosure of financial assets and liabilities

18   Fair value disclosure of financial assets and liabilities

The Financial Accounting Standards Board, through Accounting Standards Codification and Accounting Standards Updates, defines fair value and set out a framework for measuring fair value, which refers to valuation concepts and practices and requires certain disclosures about fair value measurements.

a)    Measurements

The pronouncements define fair value as the exchange price that would be received for an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants on the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the risks inherent in the inputs to the valuation technique.

These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Under this standard, those inputs used to measure the fair value are required to be classified on three levels. Based on the characteristics of the inputs used in valuation techniques the Company is required to provide the following information according to the fair value hierarchy.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value are classified and disclosed as follows:

Level 1 — Unadjusted quoted prices on an active, liquid and visible market for identical assets or liabilities that are accessible at the measurement date;

Level 2 - Quoted prices for identical or similar assets or liabilities on active markets, inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability;

Level 3 - Assets and liabilities, which quoted prices do not exist, or those prices or valuation techniques are supported by little or no market activity, unobservable or illiquid. At this point, fair market valuation becomes highly subjective.

b)    Measurements on a recurring basis

The description of the valuation methodologies used for recurring assets and liabilities measured at fair value in the Company’s Consolidated Balance Sheet at September 30, 2011 and December 31, 2010 are summarized below:

·  Available-for-sale securities

They are securities that are not classified either as held-for-trading or as held-to-maturity for strategic reasons and have readily available market prices. We evaluate the carrying value of some of our investments in relation to publicly quoted market prices when available.  When there is no market value, we use inputs other than quoted prices.

·  Derivatives

The market approach is used to estimate the fair value of the swaps discounting their cash flows using the interest rate of the currency they are denominated and, also for the commodities contracts, since the fair value is computed by using forward curves for each commodity.

·  Debentures

The fair value is measured by the market approach method, and the reference price is available on the secondary market.

The tables below present the balances of assets and liabilities measured at fair value on a recurring basis as follows:

	September 30, 2011 (unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	7	7	7	—
Unrealized gain on derivatives	338	338	—	338
Debentures	(1,276)	(1,276)	—	(1,276)

	December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	12	12	12	—
Unrealized gains on derivatives	257	257	1	256
Debentures	(1,284)	(1,284)	—	(1,284)

c)     Measurements on a non-recurring basis

The Company also has assets under certain conditions that are subject to measurement at fair value on a non-recurring basis. These assets include goodwill and assets acquired and liabilities assumed in business combinations. During the period ended September 30, 2011, we have not recognized any additional impairment for those items.

d)    Financial Instruments

Long-term debt

The valuation method used to estimate the fair value of our debt is the market approach for the contracts that are quoted on the secondary market, such as bonds and debentures. The fair value of both fixed and floating rate debt is determined by discounting future cash flows of Libor and Vale’s bonds curves (income approach).

Time deposits

The method used is the income approach, through the prices available on the active market. The fair value is close to the carrying amount due to the short-term maturities of the instruments.

Our long-term debt is reported at amortized cost, and the income of time deposits is accrued monthly according to the contract rate. The estimated fair value measurement is disclosed as follows:

	September 30, 2011 (Unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (*)	(22,528)	(23,415)	(17,436)	(5,979)

	December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	1,793	1,793	—	1,793
Long-term debt (*)	(24,071)	(25,264)	(19,730)	(5,534)

(*) Less accrued charges of US $ 394 and US $343 as of September 30, 2011 and December 31, 2010, respectively.

Segment and geographical information	9 Months Ended
Sep. 30, 2011
Segment and geographical information
Segment and geographical information

19   Segment and geographical information

We adopt disclosures about segments of an enterprise and related information with respect to the information we present about our operating segments. The relevant standard requiring such disclosures introduced a “management approach” concept for reporting segment information, whereby such information is required to be reported on the basis that the chief decision-maker uses internally for evaluating segment performance and deciding how to allocate resources to segments. In line with our strategy to become a leading global player in the fertilizer business, on May 27, 2010 we acquired 58.6% of the equity capital of Fertilizantes Fosfatados S.A. - Fosfertil (Fosfertil) and the Brazilian fertilizer assets of Bunge Participações e Investimentos S.A. (BPI), currently renamed Vale Fosfatados S.A. Considering this new segment acquisition, fertilizers, and the related reorganization that occurred for the operating segments are:

Bulk Material - comprised of iron ore mining and pellet production, as well as our Brazilian Northern and Southern transportation systems, including railroads, ports and terminals, as they pertain to mining operations.  Manganese mining and ferroalloys are also included in this segment.

Base Metals — comprised of the production of non-ferrous minerals, including nickel (co-products and by-products), copper and investments in joint ventures and affiliates engaged in aluminum.

Fertilizers — comprised of the three important groups of nutrients: potash, phosphates and nitrogen.  This business is being formed through a combination of acquisitions and organic growth.

Logistic Services — comprised of our transportation systems as they pertain to the operation of our ships, ports and railroads for third-party cargos.

Others — comprised of our investments in joint ventures and affiliates engaged in other businesses.

Information presented to senior management with respect to the performance of each segment is generally derived directly from the accounting records maintained in accordance with accounting practices adopted in Brazil together with certain minor inter-segment allocations.

Consolidated net income and principal assets are reconciled as follows:

Results by segment - after eliminations (aggregated)

	Three-month period ended (unaudited)
	September 30, 2011						June 30, 2011						September 30, 2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	12,763	2,287	1,037	502	152	16,741	11,682	2,230	867	476	90	15,345	11,257	1,919	802	408	110	14,496
Cost and expenses	(3,844)	(1,627)	(798)	(395)	(246)	(6,910)	(3,449)	(1,528)	(658)	(396)	(225)	(6,256)	(3,204)	(1,398)	(748)	(292)	(106)	(5,748)
Research and development	(188)	(100)	(32)	(37)	(83)	(440)	(130)	(98)	(16)	(30)	(89)	(363)	(70)	(68)	(21)	(23)	(34)	(216)
Depreciation, depletion and amortization	(439)	(379)	(129)	(64)	(7)	(1,018)	(438)	(350)	(129)	(60)	(2)	(979)	(379)	(224)	(48)	(32)	(13)	(696)
Operating income (loss)	8,292	181	78	6	(184)	8,373	7,665	254	64	(10)	(226)	7,747	7,604	229	(15)	61	(43)	7,836
Financial result	(2,865)	(206)	(129)	(149)	(44)	(3,393)	840	(210)	29	(17)	6	648	286	(177)	17	(10)	(44)	72
Discontinued operations, net of tax	—	—	—	—	—	—	—	—	—	—	—	—	—	8	—	—	—	8
Equity in results of affiliates, joint ventures and others investments	248	118	—	32	(116)	282	339	(2)	—	33	36	406	302	(26)	—	27	2	305
Income taxes	(224)	(106)	(13)	(8)	—	(351)	(2,120)	(228)	(57)	(2)	—	(2,407)	(2,116)	(26)	(6)	2	—	(2,146)
Noncontrolling interests	52	(9)	(22)	—	3	24	1	33	(1)	—	25	58	5	(46)	—	—	4	(37)
Net income attributable to the Company’s stockholders	5,503	(22)	(86)	(119)	(341)	4,935	6,725	(153)	35	4	(159)	6,452	6,081	(38)	(4)	80	(81)	6,038

Sales classified by geographic destination:
Foreign market
America, except United States	331	289	24	—	13	657	298	258	2	—	—	558	207	296	11	—	—	514
United States	46	403	—	—	—	449	5	400	1	—	—	406	39	158	—	—	—	197
Europe	2,552	553	48	—	14	3,167	2,415	601	41	—	11	3,068	2,041	448	—	—	4	2,493
Middle East/Africa/Oceania	452	34	—	—	—	486	361	55	—	—	—	416	434	39	—	—	—	473
Japan	1,658	277	—	—	2	1,937	1,488	299	—	—	2	1,789	1,311	360	—	—	3	1,674
China	5,612	271	—	—	44	5,927	4,680	325	—	—	—	5,005	4,965	193	—	—	—	5,158
Asia, other than Japan and China	693	440	—	—	—	1,133	899	290	8	—	1	1,198	1,018	330	—	—	—	1,348
Brazil	1,419	20	965	502	79	2,985	1,536	2	815	476	76	2,905	1,242	95	791	408	103	2,639
	12,763	2,287	1,037	502	152	16,741	11,682	2,230	867	476	90	15,345	11,257	1,919	802	408	110	14,496

	nine-month period ended (unaudited)
	September 30, 2011						September 30, 2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	33,964	7,266	2,691	1,306	407	45,634	23,603	5,181	1,077	1,131	282	31,274
Cost and expenses	(10,327)	(4,689)	(2,100)	(1,081)	(762)	(18,959)	(8,062)	(3,865)	(987)	(842)	(226)	(13,982)
Research and development	(430)	(272)	(66)	(88)	(289)	(1,145)	(186)	(168)	(33)	(45)	(145)	(577)
Gain on sale of assets	—	1,513	—	—	—	1,513	—	—	—	—	—	—
Depreciation, depletion and amortization	(1,311)	(1,086)	(375)	(168)	(14)	(2,954)	(1,117)	(879)	(72)	(105)	(14)	(2,187)
Operating income (loss)	21,896	2,732	150	(31)	(658)	24,089	14,238	269	(15)	139	(103)	14,528
Financial result	(1,940)	(643)	(37)	(185)	(38)	(2,843)	(411)	(635)	19	(28)	(41)	(1,096)
Discontinued operations, net of tax	—	—	—	—	—	—	—	(143)	—	—	—	(143)
Equity in results of affiliates, joint ventures and							610	(19)	—	62	31	684
others investments	845	113	—	101	(91)	968	—	—	—	—	—	—
Income taxes	(3,325)	(735)	(67)	(8)	—	(4,135)	(2,712)	115	(3)	11	21	(2,568)
Noncontrolling interests	55	38	(19)	—	60	134	7	(65)	—	—	—	(58)
Net income attributable to the Company’s stockholders	17,531	1,505	27	(123)	(727)	18,213	11,732	(478)	1	184	(92)	11,347

Sales classified by geographic destination:
Foreign market
America, except United States	876	1,009	44	—	13	1,942	525	700	11	—	—	1,236
United States	56	1,272	1	—	2	1,331	43	437	—	—	15	495
Europe	6,992	1,727	108	—	43	8,870	4,922	1,269	—	11	29	6,231
Middle East/Africa/Oceania	1,250	107	—	—	1	1,358	1,031	129	—	—	—	1,160
Japan	4,278	951	—	—	6	5,235	2,620	950	—	—	8	3,578
China	13,950	927	—	—	79	14,956	9,567	543	—	—	2	10,112
Asia, other than Japan and China	2,363	1,135	16	—	1	3,515	1,838	963	—	6	1	2,808
Brazil	4,199	138	2,522	1,306	262	8,427	3,057	190	1,066	1,114	227	5,654
	33,964	7,266	2,691	1,306	407	45,634	23,603	5,181	1,077	1,131	282	31,274

Operating segment - after eliminations (disaggregated)

	Three-month period ended (unaudited)
	September 30, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	10,136	(139)	9,997	(2,500)	7,497	(349)	7,148	30,800	2,014	104
Pellets	2,158	(76)	2,082	(789)	1,293	(57)	1,236	1,951	72	896
Manganese	45	(2)	43	(60)	(17)	(2)	(19)	58	1	—
Ferroalloys	139	(12)	127	(107)	20	(16)	4	228	13	—
Coal	285	—	285	(347)	(62)	(15)	(77)	3,727	189	290
	12,763	(229)	12,534	(3,803)	8,731	(439)	8,292	36,764	2,289	1,290
Base Metals
Nickel and other products (*)	2,005	—	2,005	(1,482)	523	(360)	163	28,128	674	3
Copper (**)	282	—	282	(245)	37	(19)	18	3,759	110	132
Aluminum products	—	—	—	—	—	—	—	—	—	3,726
	2,287	—	2,287	(1,727)	560	(379)	181	31,887	784	3,861
Fertilizers
Potash	80	(3)	77	(97)	(20)	(8)	(28)	1,864	10	—
Phosphates	707	(27)	680	(516)	164	(77)	87	6,130	91	—
Nitrogen	217	(29)	188	(154)	34	(44)	(10)	1,220	125	—
Others fertilizers products	33	(4)	29	—	29	—	29	375	—	—
	1,037	(63)	974	(767)	207	(129)	78	9,589	226	—

Logistics
Railroads	358	(61)	297	(269)	28	(52)	(24)	1,296	54	502
Ports	144	(15)	129	(87)	42	(12)	30	522	77	—
Ships	—	—	—	—	—	—	—	1,519	81	119
	502	(76)	426	(356)	70	(64)	6	3,337	212	621
Others	152	(12)	140	(317)	(177)	(7)	(184)	2,696	200	2,065
Gain on sale of assets	—	—	—	—	—	—	—	—	—	—
	16,741	(380)	16,361	(6,970)	9,391	(1,018)	8,373	84,273	3,711	7,837

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**)Includes copper concentrate

Operating segment - after eliminations (disaggregated)

	Three-month period ended (unaudited)
	June 30, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	9,102	(134)	8,968	(2,157)	6,811	(347)	6,464	33,602	1,259	123
Pellets	2,122	(73)	2,049	(778)	1,271	(31)	1,240	2,678	—	1,093
Manganese	52	(2)	50	(48)	2	(4)	(2)	25	1	—
Ferroalloys	150	(15)	135	(96)	39	(16)	23	321	10	—
Coal	256	—	256	(276)	(20)	(40)	(60)	3,686	218	262
	11,682	(224)	11,458	(3,355)	8,103	(438)	7,665	40,312	1,488	1,478
Base Metals
Nickel and other products (*)	1,966	—	1,966	(1,411)	555	(326)	229	29,801	613	13
Copper	264	(1)	263	(214)	49	(24)	25	4,206	348	133
Aluminum products	—	—	—	—	—	—	—	—	—	3,686
	2,230	(1)	2,229	(1,625)	604	(350)	254	34,007	961	3,832
Fertilizers
Potash	68	(3)	65	(66)	(1)	(18)	(19)	1,846	293	—
Phosphates	586	(22)	564	(404)	160	(62)	98	7,132	96	—
Nitrogen	194	(25)	169	(151)	18	(49)	(31)	1,592	45	—
Others fertilizers products	19	(3)	16	—	16	—	16	—	—	—
	867	(53)	814	(621)	193	(129)	64	10,570	434	—

Logistics
Railroads	357	(54)	303	(277)	26	(45)	(19)	1,464	66	565
Ports	119	(14)	105	(81)	24	(15)	9	739	23	—
Ships	—	—	—	—	—	—	—	1,482	140	141
	476	(68)	408	(358)	50	(60)	(10)	3,685	229	706
Others	90	(10)	80	(304)	(224)	(2)	(226)	3,103	368	2,536
	15,345	(356)	14,989	(6,263)	8,726	(979)	7,747	91,677	3,480	8,552

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment - after eliminations (disaggregated)

	Three-month period ended (unaudited)
	September 30, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	8,725	(108)	8,617	(1,982)	6,635	(325)	6,310	29,523	1,591	95
Pellets	2,082	(81)	2,001	(774)	1,227	(23)	1,204	1,325	137	1,407
Manganese	67	1	68	(41)	27	(1)	26	24	—	—
Ferroalloys	166	(16)	150	(74)	76	(2)	74	287	2	—
Coal	217	—	217	(199)	18	(28)	(10)	2,771	58	203
	11,257	(204)	11,053	(3,070)	7,983	(379)	7,604	33,390	1,788	1,705
Base Metals
Nickel and other products (*)	1,074	—	1,074	(758)	316	(206)	110	27,719	448	25
Copper	236	(8)	228	(152)	76	(22)	54	2,748	566	74
Aluminum products	609	(15)	594	(533)	61	(4)	57	84	65	152
	1,919	(23)	1,896	(1,443)	453	(232)	221	30,551	1,079	251
Fertilizers
Potash	87	(5)	82	(53)	29	(9)	20	208	—	—
Phosphates	556	(25)	531	(524)	7	(33)	(26)	6,521	206	—
Nitrogen	147	(20)	127	(133)	(6)	(6)	(12)	1,446	46
Others fertilizers products	12	(3)	9	(6)	3		3	325	—
	802	(53)	749	(716)	33	(48)	(15)	8,500	252	—
Logistics
Railroads	308	(57)	251	(184)	67	(27)	40	1,138	43	545
Ports	100	(15)	85	(59)	26	(5)	21	269	11	—
Ships	—	—	—	—	—	—	—	—	—	128
	408	(72)	336	(243)	93	(32)	61	1,407	54	673
Others	110	(42)	68	(98)	(30)	(5)	(35)	4,309	679	2,282
	14,496	(394)	14,102	(5,570)	8,532	(696)	7,836	78,697	3,852	4,911

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment - after eliminations (disaggregated)

	Nine-month period ended (unaudited)
	September 30, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	26,525	(383)	26,142	(6,393)	19,749	(1,053)	18,696	30,800	4,450	104
Pellets	6,158	(210)	5,948	(2,407)	3,541	(124)	3,417	1,951	425	896
Manganese	140	(6)	134	(129)	5	(11)	(6)	58	2	—
Ferroalloys	446	(39)	407	(314)	93	(43)	50	228	34	—
Coal	695	—	695	(876)	(181)	(80)	(261)	3,727	795	290
	33,964	(638)	33,326	(10,119)	23,207	(1,311)	21,896	36,764	5,706	1,290
Base Metals
Nickel and other products (*)	6,086	—	6,086	(4,043)	2,043	(1,024)	1,019	28,128	1,658	3
Copper (**)	797	(18)	779	(591)	188	(61)	127	3,759	628	132
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,726
	7,266	(23)	7,243	(4,938)	2,305	(1,086)	1,219	31,887	2,302	3,861
Fertilizers
Potash	210	(10)	200	(232)	(32)	(33)	(65)	1,864	310	—
Phosphates	1,829	(77)	1,752	(1,328)	424	(226)	198	6,130	314	—
Nitrogen	583	(77)	506	(432)	74	(116)	(42)	1,220	170	—
Others fertilizers products	69	(10)	59	—	59	—	59	375	—	—
	2,691	(174)	2,517	(1,992)	525	(375)	150	9,589	794	—

Logistics
Railroads	965	(160)	805	(743)	62	(134)	(72)	1,296	156	502
Ports	341	(38)	303	(228)	75	(34)	41	522	137	—
Ships	—	—	—	—	—	—	—	1,519	244	119
	1,306	(198)	1,108	(971)	137	(168)	(31)	3,337	537	621
Others	407	(38)	369	(1,013)	(644)	(14)	(658)	2,696	665	2,065
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	45,634	(1,071)	44,563	(17,520)	27,043	(2,954)	24,089	84,273	10,004	7,837

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**) Includes copper concentrate

Operating segment - after eliminations (disaggregated)

	Nine-month period ended (unaudited)
	September 30, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	17,907	(265)	17,642	(5,089)	12,553	(947)	11,606	29,523	3,184	95
Pellets	4,475	(211)	4,264	(1,730)	2,534	(81)	2,453	1,325	266	1,407
Manganese	214	(5)	209	(103)	106	(6)	100	24	—	—
Ferroalloys	478	(48)	430	(225)	205	(19)	186	287	10	—
Coal	529	—	529	(577)	(48)	(59)	(107)	2,771	210	203
	23,603	(529)	23,074	(7,724)	15,350	(1,112)	14,238	33,930	3,670	1,705
Base Metals
Nickel and other products (*)	2,695	—	2,695	(2,056)	639	(691)	(52)	27,719	1,156	25
Copper	623	(18)	605	(420)	185	(62)	123	2,748	1,097	74
Aluminum products	1,863	(28)	1,835	(1,511)	324	(126)	198	84	126	152
	5,181	(46)	5,135	(3,987)	1,148	(879)	269	30,551	2,379	251
Fertilizers
Potash	207	(11)	196	(138)	58	(22)	36	208	7	—
Phosphates	670	(35)	635	(627)	8	(42)	(34)	6,521	250	—
Nitrogen	186	(24)	162	(170)	(8)	(8)	(16)	1,446	46	—
Others fertilizers products	14	(4)	10	(11)	(1)	—	(1)	325	—	—
	1,077	(74)	1,003	(946)	57	(72)	(15)	8,500	303	—

Logistics
Railroads	845	(144)	701	(526)	175	(86)	89	1,138	89	545
Ports	281	(39)	242	(165)	77	(16)	61	269	14	—
Ships	5	—	5	(13)	(8)	(3)	(11)	—	—	128
	1,131	(183)	948	(704)	244	(105)	139	1,407	103	673
Others	282	(78)	204	(288)	(84)	(19)	(103)	4,309	1,450	2,282
	31,274	(910)	30,364	(13,649)	16,715	(2,187)	14,528	78,697	7,905	4,911

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Derivative financial instruments	9 Months Ended
Sep. 30, 2011
Derivative financial instruments
Derivative financial instruments

20     Derivative financial instruments

Risk management policy

Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. To do that, Vale evaluates not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk), those inherent to inadequate or failed internal processes, people, systems or external events (operational risk), those arising from liquidity risk, among others.

Vale considers that the effective management of risk is a key objective to support its growth strategy, strategic planning and business sustainability. The management of Vale’s future cash flows risks contributes to a better perception of the Company’s credit quality, improving its ability to access different markets. As a commitment to the risk management strategy, the Board of Directors has established an enterprise-wide risk management policy and an Executive Risk Management Committee.

The corporate risk management policy determines that Vale should measure and monitor regularly its corporate risk on a consolidated approach in order to guarantee that the overall risk level of the Company remains aligned with the guidelines defined by the Board of Directors and the Executive Board.

The Executive Risk Management Committee, created by the Board of Directors, is responsible for supporting the Executive Board in the risk assessments and for issuing opinion regarding the Company’s risk management. It’s also responsible for the supervision and revision of the principles and instruments of corporate risk management.

The Executive Board is responsible for the approval of the policy decomposition into norms, rules and responsibilities and for reporting to the Board of Directors about such procedures.

The risk management norms and instructions complement the corporate risk management policy and define practices, processes, controls, roles and responsibilities in the Company regarding risk management.

Besides the risk management governance model, Vale has put in place a well defined corporate governance structure. The recommendation and execution of the transactions with derivatives are performed by independent areas. The risk management department is responsible for defining and proposing to the Executive Risk Management Committee market risk mitigation strategies aligned with Vale’s and its wholly owned subsidiaries corporate objectives. The finance department is responsible for the execution of such strategies. The independence of the areas guarantees an effective control and transparency in this process.

When measuring Vale’s exposures, the correlations between market risk factors are taken into consideration to evaluate their combined impact on cash flows and also to quantify the overall risk reduction due to the diversification effect between the products prices and currencies exchange rates of the portfolio.

The consolidated market risk exposure and the derivatives portfolio are measured and monitored monthly in order to evaluate the financial results and to verify the consistency of the mitigation strategies. The mark-to-market of this portfolio is reported weekly to management.

Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed to are:

· Interest rates;

· Foreign exchange;

· Product prices and input costs

Foreign exchange rate and interest rate risk

Vale’s cash flows are exposed to volatility of several currencies. While most of the product prices are indexed to US dollars, most of the costs, disbursements and investments are indexed to currencies other than the US dollar, namely the Brazilian real and the Canadian dollar.

Derivative instruments may be used to reduce Vale’s potential cash flow volatility arising from its currency mismatch.

Vale’s foreign exchange and interest rate derivative portfolio consists, basically, of interest rate swaps to convert floating cash flows in Brazilian real to fixed or floating US dollar cash flows, without any leverage.

Vale is also exposed to interest rate risks on loans and financings. Its floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans.

In general, the US dollar floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollar). To mitigate the impact of the interest rate volatility on its cash flows, Vale considers the natural hedges resulting from the correlation of commodities prices and US dollar floating rates. If such natural hedges are not present, Vale may search for the same effect by using financial instruments.

The Brazilian real denominated debt subject to floating interest rates refers to debentures, loans obtained from Banco Nacional de Desenvolvimento Econômico e Social (BNDES) and property and services acquisition financing in the Brazilian market. These debt instruments are mainly linked to CDI and TJLP.

The swap transactions used to convert debt linked to Brazilian real into US dollar have similar - or sometimes shorter - settlement dates than the final maturity of the debt instruments. Their notional amounts are similar to the principal and interest payments, subjected to liquidity market conditions. The swaps with shorter settlement dates are renegotiated through time so that their final maturity matches - or becomes closer - to the debts` final maturity.

At each settlement date, the results of the swap transactions partially offset the impact of the foreign exchange rate in Vale’s obligations, contributing to stabilize the cash disbursements in US dollar. In the event of an appreciation (depreciation) of the Brazilian real against the US dollar, the negative (positive) impact on Brazilian real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar / Brazilian real exchange rate in the payment date.

Vale has other exposures associated with the outstanding debt portfolio. In order to reduce cash flow volatility associated with Euro denominated financings, Vale entered into swap contracts where the cash flows in Euro are converted into cash flows in US dollar.

Vale has a program of cash allocation in US dollar where the goal is to link part of cash investments in Brazilian real with US dollar yields in the Brazilian market. To do that, Vale uses swaps to convert cash investments linked to CDI into a US dollar fixed rate. In these operations, Vale receives US dollar fixed rates and pays profitability linked to CDI.

Vale had South African Rand forwards instruments in order to reduce the volatility of the value in US dollar of the payment in South African Rand regarding the bid offer made for assets in the African copperbelt. After the announcement that Vale decided to terminate the agreement to acquire these assets on July 11, these derivatives were settled in advance.

Product price risk

Vale is also exposed to several market risks associated with commodities price volatilities. Currently, the derivative portfolio includes nickel, copper and bunker oil derivatives with the purpose of mitigating Vale’s cash flow volatility.

Nickel — The Company has the following derivative strategies in this category:

·        Sales hedging program - in order to protect future cash flows in 2011 and 2012, Vale entered into derivative transactions fixing the prices of part of nickel sales during the period.

·        Fixed price sales program - Vale uses nickel future contracts on the London Metal Exchange (LME) with the purpose of maintain its exposure to nickel prices, as the commodity is sold at a fixed price to some customers. Whenever the ‘Sales hedging program’ is executed, the ‘Fixed price sales program’ is interrupted.

·        Nickel purchase program - Vale has also sold nickel futures on the LME in order to minimize the mismatch between the pricing period of the intermediate products costs and the finished goods.

Copper — Vale uses derivatives to reduce cash flow volatility due to the quotation period mismatch between the pricing period of copper scrap purchase and the pricing period of final products sale to clients.

Bunker Oil — Vale implemented a derivative program that consists of bunker oil forward purchases and swaps in order to reduce the impact of bunker oil price fluctuation on its freight hiring and on its own consumption.

Embedded derivatives — In addition to the contracts mentioned above, Vale Canada Ltd., Vale’s wholly-owned subsidiary, has nickel concentrate and raw materials purchase agreements, in which there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives.

Under the Standard Accounting for Derivative Financial Instruments and Hedging Activities, all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in current earnings, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.

At September 30, 2011, Vale has outstanding positions designated as cash flow hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, the value of such excluded portion is included in earnings.

	Assets				Liabilities
	September 30, 2011 (unaudited)		December 31, 2010		September 30, 2011 (unaudited)		December 31, 2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	428	7	—	300	—	511	—	—
EURO floating rate vs. US $ floating rate swap	—	—	1	—	—	—	—	—
US $ floating rate vs. fixed US $ rate swap	—	—	—	—	1	—	4	—
EuroBond Swap	—	—	—	—	4	10	—	8
Pre Dollar Swap	13	—	—	1	—	26	—	—
AUD floating rate vs. fixed US $ rate swap	—	—	2	—	—	—	—	—
Swap US $ fixed rate vs. CDI	142	—	—	—	—	—	—	—
	583	7	3	301	5	547	4	8
Commodities price risk
Nickel
Fixed price program	10	—	13	—	1	—	12	—
Strategic program	—	—	—	—	—	—	15	—
Bunker Oil Hedge	14	—	16	—	—	—	—	—
Coal	—	—	—	—	—	—	2	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	2	—
	24	—	29	—	1	—	31	—
Derivatives designated as hedge
Foreign exchange cash flow hedge	1	—	20	—	—	—	—	—
Strategic Nickel	227	49	—	—	—	—	—	53
	228	49	20	—	—	—	—	53
Total	835	56	52	301	6	547	35	61

The following table presents the effects of derivatives for the periods ended:

	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement: (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(685)	389	433	(121)	192	(63)	(112)	(33)	(223)	(137)	—	—	—	—	—
EURO floating rate vs. USD floating rate swap	—	—	—	—	(1)	—	—	—	—	—	—	—	—	—	—
USD floating rate vs. USD fixed rate swap	—	—	(1)	—	(2)	1	1	1	3	5	—	—	—	—	—
Swap Convertibles	—	—	—	—	37	—	—	—	—	(37)	—	—	—	—	—
Swap NDF	(1)	—	3	(1)	4	—	—	(2)	—	(2)	—	—	—	—	—
EuroBond Swap	(59)	11	72	(6)	(6)	1	—	(1)	1	(1)	—	—	—	—	—
Pre Dollar Swap	(21)	6	—	(13)	—	—	—	—	—	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	164	(47)	—	117	—	31	—	—	31	—	—	—	—	—	—
South African Rande Forward	(10)	2	—	(8)	—	8	—	—	8	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	1	—	2	—	—	(1)	(2)	(8)	—	—	—	—	—
	(612)	361	508	(32)	226	(22)	(111)	(36)	(182)	(180)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	8	12	(5)	33	4	(5)	(19)	(8)	(25)	(7)	—	—	—	—	—
Strategic program	—	—	(34)	15	(85)	—	—	16	—	66	—	—	—	—	—
Copper
Purchased scrap protection program	1	—	—	1	—	—	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	7	16	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	9	—	(10)	—	—	6	2	(13)	—	—	—	—	—
Coal	—	—	1	—	(2)	—	—	1	2	1	—	—	—	—	—
Bunker Oil Hedge	1	2	4	35	(9)	(13)	(15)	(4)	(36)	(27)	—	—	—	—	—
	10	14	(25)	84	(102)	(18)	(34)	11	(50)	36	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	—	(44)	(7)	(44)	—	—	—	—	—	—	—	—	—	—
	—	—	(44)	(7)	(44)	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge

Aluminum	—	—	—	—	—	—	—	3	—	29	—	4	(11)	4	24
Strategic Nickel	15	(17)	—	(35)	(2)	(15)	17	—	35	—	198	137	(68)	326	(27)
Foreign exchange cash flow hedge	19	—	61	19	80	(19)	—	(75)	(32)	(106)	(49)	—	66	(35)	110
	34	(17)	61	(16)	78	(34)	17	(72)	3	(77)	149	141	(13)	295	107
Total	(568)	358	500	29	158	(74)	(128)	(97)	(229)	(221)	149	141	(13)	295	107

Unrealized gains (losses) in the period are included in our income statement under the caption of gains (losses) on derivatives, net.

Final maturity dates for the above instruments are as follows:

Interest rates/ Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012

Board of Directors, Fiscal Council, Advisory committees and Executive Officers	9 Months Ended
Sep. 30, 2011
Board of Directors, Fiscal Council, Advisory committees and Executive Officers
Board of Directors, Fiscal Council, Advisory committees and Executive Officers

21   Board of Directors, Fiscal Council, Advisory committees and Executive Officers

Board of Directors	Governance and Sustainability Committee
Gilmar Dalilo Cezar Wanderley
Ricardo José da Costa Flores	Renato da Cruz Gomes
Chairman	Ricardo Simonsen

Mário da Silveira Teixeira Júnior	Fiscal Council
Vice-President
Marcelo Amaral Moraes
Fuminobu Kawashima	Chairman
José Mauro Mettrau Carneiro da Cunha
José Ricardo Sasseron	Aníbal Moreira dos Santos
Luciano Galvão Coutinho	Antonio Henrique Pinheiro Silveira
Oscar Augusto de Camargo Filho	Arnaldo José Vollet
Paulo Soares de Souza
Renato da Cruz Gomes
Robson Rocha	Alternate
Nelson Henrique Barbosa Filho	Cícero da Silva
Marcus Pereira Aucélio
Alternate	Oswaldo Mário Pêgo de Amorim Azevedo

Eduardo de Oliveira Rodrigues Filho	Executive Officers
Estáquio Wagner Guimarães Gomes
Deli Soares Pereira	Murilo Pinto de Oliveira Ferreira
Hajime Tonoki	Chief Executive Officer
João Moisés de Oliveira
Luiz Carlos de Freitas	Vania Lucia Chaves Somavilla
Marco Geovanne Tobias da Silva	Executive Officer for Human Resources and Corporate
Paulo Sergio Moreira da Fonseca	Services
Raimundo Nonato Alves Amorim
Sandro Kohler Marcondes	Eduardo de Salles Bartolomeo
Executive Officer for Integrated Bulk Operations
Advisory Committees of the Board of Directors
Eduardo Jorge Ledsham
Controlling Committee	Executive Office for Exploration, Energy and Projects
Luiz Carlos de Freitas
Paulo Ricardo Ultra Soares	Guilherme Perboyre Cavalcanti
Paulo Roberto Ferreira de Medeiros	Chief Financial Officer and Investor Relations

Executive Development Committee	José Carlos Martins
João Moisés de Oliveira	Executive Officer for Marketing, Sales and Strategy
José Ricardo Sasseron
Oscar Augusto de Camargo Filho	Mario Alves Barbosa Neto
Executive Officer for Fertilizers
Strategic Committee
Murilo Pinto de Oliveira Ferreira	Tito Botelho Martins
Luciano Galvão Coutinho	Executive Officer for Base Metals Operations
Mário da Silveira Teixeira Júnior
Oscar Augusto de Camargo Filho	Marcus Vinicius Dias Severini
Ricardo José da Costa Flores	Chief Officer of Accounting and Control Department

Finance Committee	Vera Lucia de Almeida Pereira Elias
Guilherme Perboyre Cavalcanti	Chief Accountant
Eduardo de Oliveira Rodrigues Filho	CRC-RJ - 043059/O-8
Luciana Freitas Rodrigues
Luiz Maurício Leuzinger

Accounting pronouncements (Policies)	9 Months Ended
Sep. 30, 2011
Accounting pronouncements
Business combinations
Accounting Standards Update (ASU) number 2010-29 Disclosure of Supplementary Pro Forma Information for Business Combinations a consensus of the FASB Emerging Issues Task Force. The objective of this Update is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company fully adopted this standard in 2011. This codification does not impact our financial position, results of operations or liquidity.

The Company and its operations (Tables)	9 Months Ended
Sep. 30, 2011
The Company and its operations
Principal consolidated operating subsidiaries

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A. - MCR	100.00	100.00	Brazil	Iron ore
PT International Nickel Indonesia Tbk	59.14	59.14	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Austria Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Coal Colombia Ltd.	100.00	100.00	Colombia	Coal
Vale Fertilizantes S.A	84.27	99.90	Brazil	Fertilizer
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Moçambique, Limitada	100.00	100.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	74.00	74.00	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC	100.00	100.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapore	Logistics

Major acquisitions and disposals (Tables)	9 Months Ended
Sep. 30, 2011
Major acquisitions and disposals
Purchase price allocation for major acquisitions

Purchase price	5,795
Noncontrolling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783

Goodwill	719

Income taxes (Tables)	9 Months Ended
Sep. 30, 2011
Income taxes
Summary of income tax expense reconciled to the statutory rates

	(Unaudited)
	Three-month period ended									Nine-month period ended
	September 30, 2011			June 30, 2011			September 30, 2010			September 30, 2011			September 30, 2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,187	793	4,980	7,303	1,092	8,395	7,378	530	7,908	16,008	5,238	21,246	11,005	2,427	13,432
Exchange variation (not taxable) or not deductible	—	(188)	(188)	—	71	71	—	751	751	—	(70)	(70)	—	151	151
	4,187	605	4,792	7,303	1,163	8,466	7,378	1,281	8,659	16,008	5,168	21,176	11,005	2,578	13,583

Tax at Brazilian composite rate	(1,424)	(207)	(1,631)	(2,483)	(395)	(2,878)	(2,509)	(436)	(2,945)	(5,443)	(1,758)	(7,201)	(3,742)	(877)	(4,619)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	578	—	578	258	—	258	208	—	208	1,272	—	1,272	626	—	626
Difference on tax rates of foreign income	—	331	331	—	219	219	—	411	411	—	1,298	1,298	—	974	974
Tax incentives	67	—	67	192	—	192	215	—	215	430	—	430	444	—	444
Social contribution contingency payment	506	—	506	—	—	—	—	—	—	506	—	506	—	—	—
Reversal of deferred income tax	—	—	—	—	(141)	(141)	—	—	—	—	(141)	(141)	—	—	—
Other non-taxable, income/non deductible expenses	36	(238)	(202)	(63)	6	(57)	(38)	3	(35)	(14)	(285)	(299)	(68)	75	7
Income tax per consolidated statements of income	(237)	(114)	(351)	(2,096)	(311)	(2,407)	(2,124)	(22)	(2,146)	(3,249)	(886)	(4,135)	(2,740)	172	(2,568)

Reconciliation of amounts due to uncertainty in income taxes

	(Unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Beginning of the period	372	2,623	369	2,555	396
Increase resulting from tax positions taken	1	1,065	5	1,075	9
Decrease resulting from tax positions taken (a)	(2)	(3,315)	3	(3,319)	(22)
Cumulative translation adjustments	(33)	(1)	15	27	9
End of the period	338	372	392	338	392

(a) In July 2011, we made a payment as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido).

Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2011
Cash and cash equivalents
Cash and cash equivalents

	September 30, 2011	December 31, 2010
	(unaudited)
Cash	1,007	560
Short-term investments	6,558	7,024
	7,565	7,584

Short-term investments (Tables)	9 Months Ended
Sep. 30, 2011
Short-term investments
Short-term investment

	September 30, 2011	December 31, 2010
	(Unaudited)
Time deposit	—	1,793

Inventories (Tables)	9 Months Ended
Sep. 30, 2011
Inventories.
Inventories

	September 30, 2011	December 31, 2010
	(Unaudited)
Products
Nickel (co-products and by-products)	2,007	1,310
Iron ore and pellets	1,055	825
Manganese and ferroalloys	178	203
Fertilizer	313	171
Copper concentrate	70	28
Coal	189	74
Others	88	143
Spare parts and maintenance supplies	1,156	1,544
	5,056	4,298

Investments in affiliated companies and joint ventures (Tables)	9 Months Ended
Sep. 30, 2011
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

	September 30, 2011 (unaudited)				Investments		Equity in earnings (losses) of investee adjustments (unaudited)					Dividends Received (unaudited)
				Net income			Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	Participation in capital (%)		Net equity	(loss) of the period	September 30, 2011	December 31, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
	Voting	Total			(Unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	333	76	168	171	16	15	30	39	36	—	22	3	22	3
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	179	(13)	91	128	(14)	5	1	(6)	5	—	20	—	20	25
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	134	46	69	87	5	8	25	23	34	15	17	11	32	11
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	152	79	78	86	16	15	—	41	4	—	—	—	—	—
Minas da Serra Geral SA - MSG	50.00	50.00	56	5	28	36	1	(5)	1	(3)	1	—	—	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	821	1,384	468	561	207	278	245	692	534	225	225	225	700	375
Baovale Mineração SA - BAOVALE	50.00	50.00	67	13	33	31	2	2	—	6	2	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	90	—	22	25	(1)	1	1	(1)	5	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	100	(7)	43	40	(2)	—	—	(3)	(11)	—	—	—	—	—
					1,000	1,165	230	319	303	788	610	240	284	239	774	414
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,316	269	329	250	26	18	(27)	68	12	—	—	44	—	83
Shandong Yankuang International Company Ltd	25.00	25.00	(155)	(47)	(39)	(27)	(2)	(4)	(5)	(11)	(12)	—	—	—	—	—
					290	223	24	14	(32)	57	—	—	—	44	—	83
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	341	4	136	152	(1)	1	5	2	7	—	—	—	—	—
					136	152	(1)	1	5	2	7	—	—	—	—	—
Copper
Teal Minerals Incorporated	50.00	50.00	264	(18)	132	90	(2)	(2)	—	(9)	(13)	—	—	—	—	—
					132	90	(2)	(2)	—	(9)	(13)	—	—	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	6	7	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	(16)	—	(4)	11	—	—	—	—	—	—	—	—	—	—
Others (3)	—	—	—	—	1	5	—	—	—	—	—	—	—	—	—	—
					3	23	—	—	—	—	—	—	—	—	—	—
Aluminium
Norsk Hydro ASA (4)	22.00	22.00	16,320	547	3,590	—	70	50	—	120	—	—	52	—	52	35
					3,590	—	70	50	—	120	—	—	52	—	52	35
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	353	(8)	119	135	—	(2)	—	(2)	—	—	—	—	—	—
MRS Logística SA	37.86	41.50	1,211	249	502	511	32	35	26	103	62	—	7	—	7	—
					621	646	32	33	26	101	62	—	7	—	7	—
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	338	28	169	155	2	7	(2)	15	13	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica	26.87	26.87	5,518	(337)	1,483	1,840	(72)	(10)	(10)	(90)	(10)	—	—	—	—	—
					1,652	1,995	(70)	(3)	(12)	(75)	3	—	—	—	—	—
Other affiliates and joint ventures
Vale Soluções em Energia (1)	51.00	51.00	230	(29)	121	115	(1)	(6)	—	(16)	—	—	—	—	—	—
Others	—	—	—	—	292	88	—	—	15	—	15	—	—	—	—	—
					413	203	(1)	(6)	15	(16)	15	—	—	—	—	—

Total					7,837	4,497	282	406	305	968	684	240	343	283	833	532

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders

(2) Investment includes goodwill of US $64 in December, 2010 and US $58 in September, 2011;

(3) Available for sale.

(4) The net equity is adjusted based on our acquisition and the net income refers to the period from March onwards

Long-term debt (Tables)	9 Months Ended
Sep. 30, 2011
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	September 30, 2011	December 31, 2010	September 30, 2011	December 31, 2010
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	570	2,384	2,745	2,530
Others	23	18	238	217
Fixed Rate Notes
US dollars	400	—	9,831	10,242
EUR	—	—	1,009	1,003
Perpetual notes	—	—	78	78
Accrued charges	216	233	—	—
	1,209	2,635	13,901	14,070
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and
General Price Index-Market (IGP-M)	180	76	4,937	3,891
Basket of currencies	—	1	4	125
Non-convertible debentures	—	—	2,513	2,767
US dollars denominated	—	1	—	738
Accrued charges	178	110	—	—
	358	188	7,454	7,521
Total	1,567	2,823	21,355	21,591

Maturities of Long-term Debt

2012	206
2013	3,164
2014	1,172
2015	879
2016 and after	15,500
No due date	434
21,355

Annual interest rates on long-term debt

Up to 3%	4,365
3.1% to 5% (*)	2,198
5.1% to 7%	8,816
7.1% to 9% (**)	3,394
9.1% to 11% (**)	93
Over 11% (**)	3,976
Variable	80
22,922

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we, have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US $ 6.137 of which US $ 5.154 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 3.08% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of September 30, 2011				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	September 30, 2011	December 31, 2010
					include: (unaudited)
2nd Series	400,000	400,000	November-2013	100% CDI + 0.25%	2,252	2,429
Tranche “B”	5	5	No due date	6.5% p.a + IGP-DI	356	367
					2,608	2,796

Long-term portion					2,513	2,767
Accrued chages					95	29
					2,608	2,796

Indexation rates applied to debt

	(Unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	(1.5)	4.5
IGP-M - General Price Index - Market	1.0	0.7	2.1	4.1	7.8
Appreciation (devaluation) of Real against US dollar	18.8	4.2	6.3	25.3	2.8

Stockholders' equity (Tables)	9 Months Ended
Sep. 30, 2011
Stockholders' equity
Vale issued mandatory convertible notes

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July/2009	June/2012	942	934	6.75	%p.a.

Funds linked to future mandatory conversion

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649

Basic and diluted earnings per share

	Three-month period ended (unaudited)			Nine-month period ended (unaudited)
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Net income from continuing operations attributable to Company’s stockholders	4,935	6,452	6,030	18,213	11,490
Discontinued operations, net of tax	—	—	8	—	(143)
Net income attributable to Company’s stockholders	4,935	6,452	6,038	18,213	11,347

Interest attributed to preferred convertible notes	(40)	(24)	(11)	(82)	(49)
Interest attributed to common convertible notes	(16)	(10)	(5)	(34)	(51)
Net income for the period adjusted	4,879	6,418	6,022	18,097	11,247

Basic and diluted earnings per share

Income available to preferred stockholders	1,846	2,440	2,314	6,871	4,324
Income available to common stockholders	2,972	3,898	3,635	11,000	6,783
Income available to convertible notes linked to preferred shares	44	57	53	162	100
Income available to convertible notes linked to common shares	17	23	20	64	40
Weighted average number of shares outstanding
(thousands of shares) - preferred shares	1,986,461	2,008,930	2,056,473	2,002,352	2,043,102
Weighted average number of shares outstanding
(thousands of shares) - common shares	3,197,984	3,209,349	3,230,765	3,206,032	3,204,885
Treasury preferred shares linked to mandatorily convertible notes	47,285	47,285	47,285	47,285	47,285
Treasury common shares linked to mandatorily convertible notes	18,416	18,416	18,416	18,416	18,416
Total	5,250,146	5,283,980	5,352,939	5,274,085	5,313,688

Earnings per preferred share	0.93	1.21	1.13	3.43	2.12
Earnings per common share	0.93	1.21	1.13	3.43	2.12
Earnings per convertible notes linked to preferred share (*)	1.78	1.71	1.35	5.16	3.15
Earnings per convertible notes linked to common share (*)	1.79	1.79	1.36	5.32	4.94

Continuous operations
Earnings per preferred share	0.93	1.21	1.13	3.43	2.14
Earnings per common share	0.93	1.21	1.13	3.43	2.14
Earnings per convertible notes linked to preferred share (*)	1.78	1.71	1.35	5.16	3.17
Earnings per convertible notes linked to common share (*)	1.79	1.79	1.36	5.32	4.96

Discontinued operations
Earnings per preferred share	—	—	—	—	(0.02)
Earnings per common share	—	—	—	—	(0.02)
Earnings per convertible notes linked to preferred share (*)	—	—	—	—	(0.02)
Earnings per convertible notes linked to common share (*)	—	—	—	—	(0.02)

(*) Basic earnings per share only, as dilution assumes conversion

Dilutive effect in the conversion of the convertible notes

	Three-month period ended (unaudited)			Nine-month period ended (unaudited)
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Income available to preferred stockholders	1,930	2,521	2,378	7,115	4,473
Income available to common stockholders	3,005	3,931	3,660	11,098	6,874
Weighted average number of shares outstanding (thousands of shares) - preferred shares	2,033,746	2,056,215	2,103,758	2,049,637	2,090,387
Weighted average number of shares outstanding (thousands of shares) - common shares	3,216,400	3,227,765	3,249,181	3,224,448	3,223,301
Earnings per preferred share	0.95	1.23	1.13	3.47	2.14
Earnings per common share	0.93	1.22	1.13	3.44	2.13

Continuous operations
Earnings per preferred share	0.95	1.23	1.13	3.47	2.17
Earnings per common share	0.93	1.22	1.13	3.44	2.16

Discontinued operations
Earnings per preferred share	—	—	—	—	(0.03)
Earnings per common share	—	—	—	—	(0.03)

Pension plans (Tables)	9 Months Ended
Sep. 30, 2011
Pension plans
Pension costs

	Three-month period ended (unaudited)
	September 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	18	8
Interest cost on projected benefit obligation	98	107	26
Expected return on assets	(164)	(99)	—
Amortizations and (gain) / loss	—	6	(5)
Net periodic pension cost (credit)	(66)	32	29

	Three-month period ended (unaudited)
	June 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	19	8
Interest cost on projected benefit obligation	103	106	26
Expected return on assets	(175)	(99)	—
Amortizations and (gain) / loss	—	6	(4)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(72)	32	27

	Three-month period ended (unaudited)
	September 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	1	19	8
Interest cost on projected benefit obligation	104	92	26
Expected return on assets	(159)	(83)	—
Amortizations and (gain) / loss	—	1	—
Net deferral	(1)	12	(9)
Net periodic pension cost (credit)	(55)	41	25

	Nine-month period ended (unaudited)
	September 30, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	—	57	24
Interest cost on projected benefit obligation	299	317	77
Expected return on assets	(505)	(291)	—
Amortizations and (gain) / loss	—	21	(11)
Net deferral	—	—	(3)
Net periodic pension cost (credit)	(206)	104	87

	Nine-month period ended (unaudited)
	September 30, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost - benefits earned during the period	1	51	20
Interest cost on projected benefit obligation	244	270	74
Expected return on assets	(392)	(245)	—
Amortizations and (gain) / loss	—	1	—
Net deferral	(1)	12	(9)
Net periodic pension cost (credit)	(148)	89	85

Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2011
Commitments and contingencies
Provision for contingencies and the related judicial deposits

	September 30, 2011 (unaudited)		December 31, 2010
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	728	842	748	874
Civil claims	489	314	510	410
Tax - related actions	663	453	746	442
Others	29	5	39	5
	1,909	1,614	2,043	1,731

Changes in the provisions for asset retirement obligations

	Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Beginning of period	1,410	1,368	1,162	1,368	1,116
Accretion expense	29	30	21	100	79
Liabilities settled in the current period	(11)	(20)	(2)	(41)	(12)
Revisions in estimated cash flows (*)	(3)	(10)	(11)	(76)	15
Cumulative translation adjustment	(152)	42	60	(78)	32
End of period	1,273	1,410	1,230	1,273	1,230

Current liabilities	54	56	79	54	79
Non-current liabilities	1,219	1,354	1,151	1,219	1,151
Total	1,273	1,410	1,230	1,273	1,230

Fair value disclosure of financial assets and liabilities (Tables)	9 Months Ended
Sep. 30, 2011
Fair value disclosure of financial assets and liabilities
Balances of assets and liabilities measured at fair value on a recurring basis

	September 30, 2011 (unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	7	7	7	—
Unrealized gain on derivatives	338	338	—	338
Debentures	(1,276)	(1,276)	—	(1,276)

	December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	12	12	12	—
Unrealized gains on derivatives	257	257	1	256
Debentures	(1,284)	(1,284)	—	(1,284)

Estimated fair value measurement

	September 30, 2011 (Unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (*)	(22,528)	(23,415)	(17,436)	(5,979)

	December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	1,793	1,793	—	1,793
Long-term debt (*)	(24,071)	(25,264)	(19,730)	(5,534)

(*) Less accrued charges of US $ 394 and US $343 as of September 30, 2011 and December 31, 2010, respectively.

Segment and geographical information (Tables)	9 Months Ended
Sep. 30, 2011
Segment and geographical information
Aggregated results by segment before eliminations

Results by segment - after eliminations (aggregated)

	Three-month period ended (unaudited)
	September 30, 2011						June 30, 2011						September 30, 2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	12,763	2,287	1,037	502	152	16,741	11,682	2,230	867	476	90	15,345	11,257	1,919	802	408	110	14,496
Cost and expenses	(3,844)	(1,627)	(798)	(395)	(246)	(6,910)	(3,449)	(1,528)	(658)	(396)	(225)	(6,256)	(3,204)	(1,398)	(748)	(292)	(106)	(5,748)
Research and development	(188)	(100)	(32)	(37)	(83)	(440)	(130)	(98)	(16)	(30)	(89)	(363)	(70)	(68)	(21)	(23)	(34)	(216)
Depreciation, depletion and amortization	(439)	(379)	(129)	(64)	(7)	(1,018)	(438)	(350)	(129)	(60)	(2)	(979)	(379)	(224)	(48)	(32)	(13)	(696)
Operating income (loss)	8,292	181	78	6	(184)	8,373	7,665	254	64	(10)	(226)	7,747	7,604	229	(15)	61	(43)	7,836
Financial result	(2,865)	(206)	(129)	(149)	(44)	(3,393)	840	(210)	29	(17)	6	648	286	(177)	17	(10)	(44)	72
Discontinued operations, net of tax	—	—	—	—	—	—	—	—	—	—	—	—	—	8	—	—	—	8
Equity in results of affiliates, joint ventures and others investments	248	118	—	32	(116)	282	339	(2)	—	33	36	406	302	(26)	—	27	2	305
Income taxes	(224)	(106)	(13)	(8)	—	(351)	(2,120)	(228)	(57)	(2)	—	(2,407)	(2,116)	(26)	(6)	2	—	(2,146)
Noncontrolling interests	52	(9)	(22)	—	3	24	1	33	(1)	—	25	58	5	(46)	—	—	4	(37)
Net income attributable to the Company’s stockholders	5,503	(22)	(86)	(119)	(341)	4,935	6,725	(153)	35	4	(159)	6,452	6,081	(38)	(4)	80	(81)	6,038

Sales classified by geographic destination:
Foreign market
America, except United States	331	289	24	—	13	657	298	258	2	—	—	558	207	296	11	—	—	514
United States	46	403	—	—	—	449	5	400	1	—	—	406	39	158	—	—	—	197
Europe	2,552	553	48	—	14	3,167	2,415	601	41	—	11	3,068	2,041	448	—	—	4	2,493
Middle East/Africa/Oceania	452	34	—	—	—	486	361	55	—	—	—	416	434	39	—	—	—	473
Japan	1,658	277	—	—	2	1,937	1,488	299	—	—	2	1,789	1,311	360	—	—	3	1,674
China	5,612	271	—	—	44	5,927	4,680	325	—	—	—	5,005	4,965	193	—	—	—	5,158
Asia, other than Japan and China	693	440	—	—	—	1,133	899	290	8	—	1	1,198	1,018	330	—	—	—	1,348
Brazil	1,419	20	965	502	79	2,985	1,536	2	815	476	76	2,905	1,242	95	791	408	103	2,639
	12,763	2,287	1,037	502	152	16,741	11,682	2,230	867	476	90	15,345	11,257	1,919	802	408	110	14,496

	nine-month period ended (unaudited)
	September 30, 2011						September 30, 2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	33,964	7,266	2,691	1,306	407	45,634	23,603	5,181	1,077	1,131	282	31,274
Cost and expenses	(10,327)	(4,689)	(2,100)	(1,081)	(762)	(18,959)	(8,062)	(3,865)	(987)	(842)	(226)	(13,982)
Research and development	(430)	(272)	(66)	(88)	(289)	(1,145)	(186)	(168)	(33)	(45)	(145)	(577)
Gain on sale of assets	—	1,513	—	—	—	1,513	—	—	—	—	—	—
Depreciation, depletion and amortization	(1,311)	(1,086)	(375)	(168)	(14)	(2,954)	(1,117)	(879)	(72)	(105)	(14)	(2,187)
Operating income (loss)	21,896	2,732	150	(31)	(658)	24,089	14,238	269	(15)	139	(103)	14,528
Financial result	(1,940)	(643)	(37)	(185)	(38)	(2,843)	(411)	(635)	19	(28)	(41)	(1,096)
Discontinued operations, net of tax	—	—	—	—	—	—	—	(143)	—	—	—	(143)
Equity in results of affiliates, joint ventures and							610	(19)	—	62	31	684
others investments	845	113	—	101	(91)	968	—	—	—	—	—	—
Income taxes	(3,325)	(735)	(67)	(8)	—	(4,135)	(2,712)	115	(3)	11	21	(2,568)
Noncontrolling interests	55	38	(19)	—	60	134	7	(65)	—	—	—	(58)
Net income attributable to the Company’s stockholders	17,531	1,505	27	(123)	(727)	18,213	11,732	(478)	1	184	(92)	11,347

Sales classified by geographic destination:
Foreign market
America, except United States	876	1,009	44	—	13	1,942	525	700	11	—	—	1,236
United States	56	1,272	1	—	2	1,331	43	437	—	—	15	495
Europe	6,992	1,727	108	—	43	8,870	4,922	1,269	—	11	29	6,231
Middle East/Africa/Oceania	1,250	107	—	—	1	1,358	1,031	129	—	—	—	1,160
Japan	4,278	951	—	—	6	5,235	2,620	950	—	—	8	3,578
China	13,950	927	—	—	79	14,956	9,567	543	—	—	2	10,112
Asia, other than Japan and China	2,363	1,135	16	—	1	3,515	1,838	963	—	6	1	2,808
Brazil	4,199	138	2,522	1,306	262	8,427	3,057	190	1,066	1,114	227	5,654
	33,964	7,266	2,691	1,306	407	45,634	23,603	5,181	1,077	1,131	282	31,274

Disaggregated result by operating segment after eliminations

	Three-month period ended (unaudited)
	September 30, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	10,136	(139)	9,997	(2,500)	7,497	(349)	7,148	30,800	2,014	104
Pellets	2,158	(76)	2,082	(789)	1,293	(57)	1,236	1,951	72	896
Manganese	45	(2)	43	(60)	(17)	(2)	(19)	58	1	—
Ferroalloys	139	(12)	127	(107)	20	(16)	4	228	13	—
Coal	285	—	285	(347)	(62)	(15)	(77)	3,727	189	290
	12,763	(229)	12,534	(3,803)	8,731	(439)	8,292	36,764	2,289	1,290
Base Metals
Nickel and other products (*)	2,005	—	2,005	(1,482)	523	(360)	163	28,128	674	3
Copper (**)	282	—	282	(245)	37	(19)	18	3,759	110	132
Aluminum products	—	—	—	—	—	—	—	—	—	3,726
	2,287	—	2,287	(1,727)	560	(379)	181	31,887	784	3,861
Fertilizers
Potash	80	(3)	77	(97)	(20)	(8)	(28)	1,864	10	—
Phosphates	707	(27)	680	(516)	164	(77)	87	6,130	91	—
Nitrogen	217	(29)	188	(154)	34	(44)	(10)	1,220	125	—
Others fertilizers products	33	(4)	29	—	29	—	29	375	—	—
	1,037	(63)	974	(767)	207	(129)	78	9,589	226	—

Logistics
Railroads	358	(61)	297	(269)	28	(52)	(24)	1,296	54	502
Ports	144	(15)	129	(87)	42	(12)	30	522	77	—
Ships	—	—	—	—	—	—	—	1,519	81	119
	502	(76)	426	(356)	70	(64)	6	3,337	212	621
Others	152	(12)	140	(317)	(177)	(7)	(184)	2,696	200	2,065
Gain on sale of assets	—	—	—	—	—	—	—	—	—	—
	16,741	(380)	16,361	(6,970)	9,391	(1,018)	8,373	84,273	3,711	7,837

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**)Includes copper concentrate

Operating segment - after eliminations (disaggregated)

	Three-month period ended (unaudited)
	June 30, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	9,102	(134)	8,968	(2,157)	6,811	(347)	6,464	33,602	1,259	123
Pellets	2,122	(73)	2,049	(778)	1,271	(31)	1,240	2,678	—	1,093
Manganese	52	(2)	50	(48)	2	(4)	(2)	25	1	—
Ferroalloys	150	(15)	135	(96)	39	(16)	23	321	10	—
Coal	256	—	256	(276)	(20)	(40)	(60)	3,686	218	262
	11,682	(224)	11,458	(3,355)	8,103	(438)	7,665	40,312	1,488	1,478
Base Metals
Nickel and other products (*)	1,966	—	1,966	(1,411)	555	(326)	229	29,801	613	13
Copper	264	(1)	263	(214)	49	(24)	25	4,206	348	133
Aluminum products	—	—	—	—	—	—	—	—	—	3,686
	2,230	(1)	2,229	(1,625)	604	(350)	254	34,007	961	3,832
Fertilizers
Potash	68	(3)	65	(66)	(1)	(18)	(19)	1,846	293	—
Phosphates	586	(22)	564	(404)	160	(62)	98	7,132	96	—
Nitrogen	194	(25)	169	(151)	18	(49)	(31)	1,592	45	—
Others fertilizers products	19	(3)	16	—	16	—	16	—	—	—
	867	(53)	814	(621)	193	(129)	64	10,570	434	—

Logistics
Railroads	357	(54)	303	(277)	26	(45)	(19)	1,464	66	565
Ports	119	(14)	105	(81)	24	(15)	9	739	23	—
Ships	—	—	—	—	—	—	—	1,482	140	141
	476	(68)	408	(358)	50	(60)	(10)	3,685	229	706
Others	90	(10)	80	(304)	(224)	(2)	(226)	3,103	368	2,536
	15,345	(356)	14,989	(6,263)	8,726	(979)	7,747	91,677	3,480	8,552

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment - after eliminations (disaggregated)

	Three-month period ended (unaudited)
	September 30, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	8,725	(108)	8,617	(1,982)	6,635	(325)	6,310	29,523	1,591	95
Pellets	2,082	(81)	2,001	(774)	1,227	(23)	1,204	1,325	137	1,407
Manganese	67	1	68	(41)	27	(1)	26	24	—	—
Ferroalloys	166	(16)	150	(74)	76	(2)	74	287	2	—
Coal	217	—	217	(199)	18	(28)	(10)	2,771	58	203
	11,257	(204)	11,053	(3,070)	7,983	(379)	7,604	33,390	1,788	1,705
Base Metals
Nickel and other products (*)	1,074	—	1,074	(758)	316	(206)	110	27,719	448	25
Copper	236	(8)	228	(152)	76	(22)	54	2,748	566	74
Aluminum products	609	(15)	594	(533)	61	(4)	57	84	65	152
	1,919	(23)	1,896	(1,443)	453	(232)	221	30,551	1,079	251
Fertilizers
Potash	87	(5)	82	(53)	29	(9)	20	208	—	—
Phosphates	556	(25)	531	(524)	7	(33)	(26)	6,521	206	—
Nitrogen	147	(20)	127	(133)	(6)	(6)	(12)	1,446	46
Others fertilizers products	12	(3)	9	(6)	3		3	325	—
	802	(53)	749	(716)	33	(48)	(15)	8,500	252	—
Logistics
Railroads	308	(57)	251	(184)	67	(27)	40	1,138	43	545
Ports	100	(15)	85	(59)	26	(5)	21	269	11	—
Ships	—	—	—	—	—	—	—	—	—	128
	408	(72)	336	(243)	93	(32)	61	1,407	54	673
Others	110	(42)	68	(98)	(30)	(5)	(35)	4,309	679	2,282
	14,496	(394)	14,102	(5,570)	8,532	(696)	7,836	78,697	3,852	4,911

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment - after eliminations (disaggregated)

	Nine-month period ended (unaudited)
	September 30, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	26,525	(383)	26,142	(6,393)	19,749	(1,053)	18,696	30,800	4,450	104
Pellets	6,158	(210)	5,948	(2,407)	3,541	(124)	3,417	1,951	425	896
Manganese	140	(6)	134	(129)	5	(11)	(6)	58	2	—
Ferroalloys	446	(39)	407	(314)	93	(43)	50	228	34	—
Coal	695	—	695	(876)	(181)	(80)	(261)	3,727	795	290
	33,964	(638)	33,326	(10,119)	23,207	(1,311)	21,896	36,764	5,706	1,290
Base Metals
Nickel and other products (*)	6,086	—	6,086	(4,043)	2,043	(1,024)	1,019	28,128	1,658	3
Copper (**)	797	(18)	779	(591)	188	(61)	127	3,759	628	132
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,726
	7,266	(23)	7,243	(4,938)	2,305	(1,086)	1,219	31,887	2,302	3,861
Fertilizers
Potash	210	(10)	200	(232)	(32)	(33)	(65)	1,864	310	—
Phosphates	1,829	(77)	1,752	(1,328)	424	(226)	198	6,130	314	—
Nitrogen	583	(77)	506	(432)	74	(116)	(42)	1,220	170	—
Others fertilizers products	69	(10)	59	—	59	—	59	375	—	—
	2,691	(174)	2,517	(1,992)	525	(375)	150	9,589	794	—

Logistics
Railroads	965	(160)	805	(743)	62	(134)	(72)	1,296	156	502
Ports	341	(38)	303	(228)	75	(34)	41	522	137	—
Ships	—	—	—	—	—	—	—	1,519	244	119
	1,306	(198)	1,108	(971)	137	(168)	(31)	3,337	537	621
Others	407	(38)	369	(1,013)	(644)	(14)	(658)	2,696	665	2,065
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	45,634	(1,071)	44,563	(17,520)	27,043	(2,954)	24,089	84,273	10,004	7,837

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**) Includes copper concentrate

Operating segment - after eliminations (disaggregated)

	Nine-month period ended (unaudited)
	September 30, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment, net	Addition to property, plant and equipment	Investments
Bulk Material
Iron ore	17,907	(265)	17,642	(5,089)	12,553	(947)	11,606	29,523	3,184	95
Pellets	4,475	(211)	4,264	(1,730)	2,534	(81)	2,453	1,325	266	1,407
Manganese	214	(5)	209	(103)	106	(6)	100	24	—	—
Ferroalloys	478	(48)	430	(225)	205	(19)	186	287	10	—
Coal	529	—	529	(577)	(48)	(59)	(107)	2,771	210	203
	23,603	(529)	23,074	(7,724)	15,350	(1,112)	14,238	33,930	3,670	1,705
Base Metals
Nickel and other products (*)	2,695	—	2,695	(2,056)	639	(691)	(52)	27,719	1,156	25
Copper	623	(18)	605	(420)	185	(62)	123	2,748	1,097	74
Aluminum products	1,863	(28)	1,835	(1,511)	324	(126)	198	84	126	152
	5,181	(46)	5,135	(3,987)	1,148	(879)	269	30,551	2,379	251
Fertilizers
Potash	207	(11)	196	(138)	58	(22)	36	208	7	—
Phosphates	670	(35)	635	(627)	8	(42)	(34)	6,521	250	—
Nitrogen	186	(24)	162	(170)	(8)	(8)	(16)	1,446	46	—
Others fertilizers products	14	(4)	10	(11)	(1)	—	(1)	325	—	—
	1,077	(74)	1,003	(946)	57	(72)	(15)	8,500	303	—

Logistics
Railroads	845	(144)	701	(526)	175	(86)	89	1,138	89	545
Ports	281	(39)	242	(165)	77	(16)	61	269	14	—
Ships	5	—	5	(13)	(8)	(3)	(11)	—	—	128
	1,131	(183)	948	(704)	244	(105)	139	1,407	103	673
Others	282	(78)	204	(288)	(84)	(19)	(103)	4,309	1,450	2,282
	31,274	(910)	30,364	(13,649)	16,715	(2,187)	14,528	78,697	7,905	4,911

(*) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2011
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	September 30, 2011 (unaudited)		December 31, 2010		September 30, 2011 (unaudited)		December 31, 2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	428	7	—	300	—	511	—	—
EURO floating rate vs. US $ floating rate swap	—	—	1	—	—	—	—	—
US $ floating rate vs. fixed US $ rate swap	—	—	—	—	1	—	4	—
EuroBond Swap	—	—	—	—	4	10	—	8
Pre Dollar Swap	13	—	—	1	—	26	—	—
AUD floating rate vs. fixed US $ rate swap	—	—	2	—	—	—	—	—
Swap US $ fixed rate vs. CDI	142	—	—	—	—	—	—	—
	583	7	3	301	5	547	4	8
Commodities price risk
Nickel
Fixed price program	10	—	13	—	1	—	12	—
Strategic program	—	—	—	—	—	—	15	—
Bunker Oil Hedge	14	—	16	—	—	—	—	—
Coal	—	—	—	—	—	—	2	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	2	—
	24	—	29	—	1	—	31	—
Derivatives designated as hedge
Foreign exchange cash flow hedge	1	—	20	—	—	—	—	—
Strategic Nickel	227	49	—	—	—	—	—	53
	228	49	20	—	—	—	—	53
Total	835	56	52	301	6	547	35	61

Effects of derivatives

	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement: (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(685)	389	433	(121)	192	(63)	(112)	(33)	(223)	(137)	—	—	—	—	—
EURO floating rate vs. USD floating rate swap	—	—	—	—	(1)	—	—	—	—	—	—	—	—	—	—
USD floating rate vs. USD fixed rate swap	—	—	(1)	—	(2)	1	1	1	3	5	—	—	—	—	—
Swap Convertibles	—	—	—	—	37	—	—	—	—	(37)	—	—	—	—	—
Swap NDF	(1)	—	3	(1)	4	—	—	(2)	—	(2)	—	—	—	—	—
EuroBond Swap	(59)	11	72	(6)	(6)	1	—	(1)	1	(1)	—	—	—	—	—
Pre Dollar Swap	(21)	6	—	(13)	—	—	—	—	—	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	164	(47)	—	117	—	31	—	—	31	—	—	—	—	—	—
South African Rande Forward	(10)	2	—	(8)	—	8	—	—	8	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	1	—	2	—	—	(1)	(2)	(8)	—	—	—	—	—
	(612)	361	508	(32)	226	(22)	(111)	(36)	(182)	(180)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	8	12	(5)	33	4	(5)	(19)	(8)	(25)	(7)	—	—	—	—	—
Strategic program	—	—	(34)	15	(85)	—	—	16	—	66	—	—	—	—	—
Copper
Purchased scrap protection program	1	—	—	1	—	—	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	7	16	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	9	—	(10)	—	—	6	2	(13)	—	—	—	—	—
Coal	—	—	1	—	(2)	—	—	1	2	1	—	—	—	—	—
Bunker Oil Hedge	1	2	4	35	(9)	(13)	(15)	(4)	(36)	(27)	—	—	—	—	—
	10	14	(25)	84	(102)	(18)	(34)	11	(50)	36	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	—	(44)	(7)	(44)	—	—	—	—	—	—	—	—	—	—
	—	—	(44)	(7)	(44)	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge

Aluminum	—	—	—	—	—	—	—	3	—	29	—	4	(11)	4	24
Strategic Nickel	15	(17)	—	(35)	(2)	(15)	17	—	35	—	198	137	(68)	326	(27)
Foreign exchange cash flow hedge	19	—	61	19	80	(19)	—	(75)	(32)	(106)	(49)	—	66	(35)	110
	34	(17)	61	(16)	78	(34)	17	(72)	3	(77)	149	141	(13)	295	107
Total	(568)	358	500	29	158	(74)	(128)	(97)	(229)	(221)	149	141	(13)	295	107

Final maturity dates

Interest rates/ Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012

The Company and its operations (Details)	9 Months Ended
Sep. 30, 2011
Compania Minera Miski Mayo S.A.C.
Principal consolidated operating subsidiaries
Ownership (as a percent)	40.00%
Voting capital (as a percent)	51.00%
Head office location	Peru
Principal activity	Fertilizer
Ferrovia Centro -Atlantica S. A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	99.99%
Voting capital (as a percent)	99.99%
Head office location	Brazil
Principal activity	Logistics
Ferrovia Norte Sul S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Logistics
Mineracao Corumbaense Reunida S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Iron ore
PT International Nickel Indonesia Tbk
Principal consolidated operating subsidiaries
Ownership (as a percent)	59.14%
Voting capital (as a percent)	59.14%
Head office location	Indonesia
Principal activity	Nickel
Sociedad Contractual Minera Tres Valles
Principal consolidated operating subsidiaries
Ownership (as a percent)	90.00%
Voting capital (as a percent)	90.00%
Head office location	Chile
Principal activity	Copper
Vale Australia Pty Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Australia
Principal activity	Coal
Vale Austria Holdings GMBH
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Austria
Principal activity	Holding and Exploration
Vale Canada Limited
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Canada
Principal activity	Nickel
Vale Coal Colombia Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Colombia
Principal activity	Coal
Vale Fertilizantes S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	84.27%
Voting capital (as a percent)	99.90%
Head office location	Brazil
Principal activity	Fertilizer
Vale International S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Switzerland
Principal activity	Trading
Vale Manganes S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Manganese and Ferroalloys
Vale Mocambique, Limitada
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Mozambique
Principal activity	Coal
Vale Nouvelle-Caledonie SAS
Principal consolidated operating subsidiaries
Ownership (as a percent)	74.00%
Voting capital (as a percent)	74.00%
Head office location	New Caledonia
Principal activity	Nickel
Vale Oman Pelletizing Company LLC
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Oman
Principal activity	Pellets
Vale Shipping Holding PTE Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Singapore
Principal activity	Logistics

Basis of presentation (Details) (BRL)	Sep. 30, 2011	Dec. 31, 2010
Basis of presentation
Exchange rates used to translate assets and liabilities	1.8544	1.6662

Major acquisitions and disposals (Details) (USD $)	9 Months Ended	1 Months Ended
	Sep. 30, 2011	Feb. 28, 2011 Sale of aluminum assets	Feb. 28, 2011 Sale of aluminum assets Mieracao Paragominas S.A.	Feb. 28, 2011 Sale of aluminum assets Mieracao Paragominas S.A. Three years after closing date	Feb. 28, 2011 Sale of aluminum assets Mieracao Paragominas S.A. Five years after closing date	Feb. 28, 2011 Sale of aluminum assets Hydro
Sale of aluminum assets
Percentage of stake in Paragominas and mineral rights sold			60.00%
Cash received for transactions		$ 1,081,000,000
Ownership interest received in transaction (as a percent)						22.00%
Number of shares of common stock received in transaction						447,834,465
Value of shares of common stock received in transaction	3,500,000,000	3,500,000,000
Scheduled future cash payments to be received				200,000,000	200,000,000
Percentage of Paragominas to be sold					40.00%
Gain on sale of assets	$ 1,513,000,000	$ 1,513,000,000

Major acquisitions and disposals (Details 2) (USD $)	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2011	May 31, 2010 Vale Fertilizantes	Sep. 30, 2011 Vale Fertilizantes	May 31, 2010 Vale Fosfatados	Jul. 31, 2011 Northern Energy S.A.
Business acquisition
Value of shares of common stock received in transaction	$ 3,500,000,000
Business acquisition percentage of total capital acquired		78.92%		100.00%	9.00%
Voting capital acquired (as a percent)		99.83%
Percentage of total participation			84.27%
Total estimated investment					1,400,000,000
Amount invested for business acquisition					$ 70,000,000

Major acquisitions and disposals (Details 3)	3 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended
	Sep. 30, 2010 USD ( $)	Sep. 30, 2010 USD ( $)	Sep. 30, 2011 Fertilizers Businesses USD ( $)	Jun. 30, 2011 Fertilizers Businesses Announced public offer BRL	Sep. 30, 2011 Fertilizers Businesses Announced public offer USD ( $)
Purchase price allocation based on the fair values of acquired assets and liabilities
Purchase price	$ 1,018,000,000	$ 6,252,000,000	$ 5,795,000,000
Noncontrolling consideration			767,000,000
Book value of property, plant and equipment and mining rights			(1,987,000,000)
Book value of other assets acquired and liabilities assumed, net			(395,000,000)
Adjustment to fair value of property, plant and equipment and mining rights			(5,146,000,000)
Adjustment to fair value of inventories			(98,000,000)
Deferred taxes on the above adjustments			1,783,000,000
Goodwill			719,000,000
Percentage of free float to be acquired through public offer (as a percent)				100.00%
Public offer cash price for common and preferred shares (in dollars per share)				25
Estimated total disbursement				2,200,000,000	$ 1,200,000,000
Estimated total disbursement as a percentage of common shares (as a percent)				0.09%
Estimated total disbursement as a percentage of preferred shares (as a percent)				31.77%

Income taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 4,980	$ 8,395	$ 7,908	$ 21,246	$ 13,432
Exchange variation (not taxable) or not deductible	(188)	71	751	(70)	151
Income before income taxes, equity results and noncontrolling interests after exchange variation	4,792	8,466	8,659	21,176	13,583
Tax at Brazilian composite rate	(1,631)	(2,878)	(2,945)	(7,201)	(4,619)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	578	258	208	1,272	626
Difference on tax rates of foreign income	331	219	411	1,298	974
Tax incentives	67	192	215	430	444
Social contribution contingency payment	506			506
Reversal of deferred income tax		(141)		(141)
Other non-taxable, income/non deductible expenses	(202)	(57)	(35)	(299)	7
Income taxes per consolidated statements of income	(351)	(2,407)	(2,146)	(4,135)	(2,568)
Brazil
Income taxes
Applicable statutory composite enacted tax rate (as a percent)				34.00%
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,187	7,303	7,378	16,008	11,005
Income before income taxes, equity results and noncontrolling interests after exchange variation	4,187	7,303	7,378	16,008	11,005
Tax at Brazilian composite rate	(1,424)	(2,483)	(2,509)	(5,443)	(3,742)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	578	258	208	1,272	626
Tax incentives	67	192	215	430	444
Social contribution contingency payment	506			506
Other non-taxable, income/non deductible expenses	36	(63)	(38)	(14)	(68)
Income taxes per consolidated statements of income	(237)	(2,096)	(2,124)	(3,249)	(2,740)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	793	1,092	530	5,238	2,427
Exchange variation (not taxable) or not deductible	(188)	71	751	(70)	151
Income before income taxes, equity results and noncontrolling interests after exchange variation	605	1,163	1,281	5,168	2,578
Tax at Brazilian composite rate	(207)	(395)	(436)	(1,758)	(877)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	331	219	411	1,298	974
Reversal of deferred income tax		(141)		(141)
Other non-taxable, income/non deductible expenses	(238)	6	3	(285)	75
Income taxes per consolidated statements of income	$ (114)	$ (311)	$ (22)	$ (886)	$ 172

Income taxes (Details 2)	9 Months Ended
Sep. 30, 2011 Y
Brazil | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	5
Restriction on loss carryforwards (as a percent)	30.00%
Canada | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	7
Indonesia | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	10
Railroad and Iron Ore Operation
Income taxes
Income tax incentives (in years)	10
Goro Project
Income taxes
Income tax incentives period, including income tax holiday (in years)	15
Income tax holiday during the five-year period following a full income tax holiday (as a percent)	50.00%
Partial income tax holiday following 15-year tax incentives (in years)	5

Income taxes (Details 3) (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 372	$ 2,623	$ 369	$ 2,555	$ 396
Increase resulting from tax positions taken	1	1,065	5	1,075	9
Decrease resulting from tax positions taken	(2)	(3,315)	3	(3,319)	(22)
Cumulative translation adjustments	(33)	(1)	15	27	9
End of the period	$ 338	$ 372	$ 392	$ 338	$ 392

Cash and cash equivalents (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Dec. 31, 2009
Cash and cash equivalents
Cash	$ 1,007			$ 560
Short-term investments	6,558			7,024
Cash and cash equivalents, Total	$ 7,565	$ 13,227	$ 11,271	$ 7,584	$ 9,723	$ 6,235	$ 7,293
Maturity period for classifying short-term investments as cash equivalents, maximum (in months)	3M

Short-term investments (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Short-term investments
Time deposits		$ 1,793
Minimum Original maturity period of short term investment (in months)	three months

Inventories (Details) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Inventories.
Nickel (co-products and by-products)	$ 2,007	$ 1,310
Iron ore and pellets	1,055	825
Manganese and ferroalloys	178	203
Fertilizer	313	171
Copper concentrate	70	28
Coal	189	74
Others	88	143
Spare parts and maintenance supplies	1,156	1,544
Inventory net	5,056	4,298
Provision for adjustment to market value	$ 145	$ 0

Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Investments in affiliated companies and joint ventures
Investments	$ 7,837	$ 8,552	$ 4,911	$ 7,837	$ 4,911	$ 4,497
Goodwill	3,005			3,005		3,317
Equity in earnings (losses) of investee adjustments	282	406	305	968	684
Dividends received	240	343	283	833	532
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,290	1,478	1,705	1,290	1,705
Equity in earnings (losses) of investee adjustments	248	339	302	845	610
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.11%			51.11%
Participation in capital, total (as a percent)	51.00%			51.00%
Net equity	333			333
Net income (loss) of the period				76
Investments	168			168		171
Equity in earnings (losses) of investee adjustments	16	15	30	39	36
Dividends received		22	3	22	3
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.89%			50.89%
Net equity	179			179
Net income (loss) of the period				(13)
Investments	91			91		128
Equity in earnings (losses) of investee adjustments	(14)	5	1	(6)	5
Dividends received		20		20	25
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	134			134
Net income (loss) of the period				46
Investments	69			69		87
Equity in earnings (losses) of investee adjustments	5	8	25	23	34
Dividends received	15	17	11	32	11
Bulk Material | Companhia italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.90%			50.90%
Net equity	152			152
Net income (loss) of the period				79
Investments	78			78		86
Equity in earnings (losses) of investee adjustments	16	15		41	4
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	56			56
Net income (loss) of the period				5
Investments	28			28		36
Equity in earnings (losses) of investee adjustments	1	(5)	1	(3)	1
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	821			821
Net income (loss) of the period				1,384
Investments	468			468		561
Goodwill	58			58		64
Equity in earnings (losses) of investee adjustments	207	278	245	692	534
Dividends received	225	225	225	700	375
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	67			67
Net income (loss) of the period				13
Investments	33			33		31
Equity in earnings (losses) of investee adjustments	2	2		6	2
Bulk Material | Zhuhai YPM Pellet e Co,Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	90			90
Investments	22			22		25
Equity in earnings (losses) of investee adjustments	(1)	1	1	(1)	5
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	43.04%			43.04%
Participation in capital, total (as a percent)	43.04%			43.04%
Net equity	100			100
Net income (loss) of the period				(7)
Investments	43			43		40
Equity in earnings (losses) of investee adjustments	(2)			(3)	(11)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	1,316			1,316
Net income (loss) of the period				269
Investments	329			329		250
Equity in earnings (losses) of investee adjustments	26	18	(27)	68	12
Dividends received			44		83
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	(155)			(155)
Net income (loss) of the period				(47)
Investments	(39)			(39)		(27)
Equity in earnings (losses) of investee adjustments	(2)	(4)	(5)	(11)	(12)
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,000			1,000		1,165
Equity in earnings (losses) of investee adjustments	230	319	303	788	610
Dividends received	240	284	239	774	414
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	290	262	203	290	203	223
Equity in earnings (losses) of investee adjustments	24	14	(32)	57
Dividends received			44		83
Base Metals
Investments in affiliated companies and joint ventures
Investments	3,861	3,832	251	3,861	251
Equity in earnings (losses) of investee adjustments	118	(2)	(26)	113	(19)
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	40.00%			40.00%
Participation in capital, total (as a percent)	40.00%			40.00%
Net equity	341			341
Net income (loss) of the period				4
Investments	136			136		152
Equity in earnings (losses) of investee adjustments	(1)	1	5	2	7
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	264			264
Net income (loss) of the period				(18)
Investments	132			132		90
Equity in earnings (losses) of investee adjustments	(2)	(2)		(9)	(13)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	6			6		7
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	(16)			(16)
Investments	(4)			(4)		11
Base Metals | Hydro | Aluminium
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	22.00%			22.00%
Participation in capital, total (as a percent)	22.00%			22.00%
Net equity	16,320			16,320
Net income (loss) of the period				547
Investments	3,590			3,590
Equity in earnings (losses) of investee adjustments	70	50		120
Dividends received		52		52	35
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	31.33%			31.33%
Participation in capital, total (as a percent)	31.33%			31.33%
Net equity	353			353
Net income (loss) of the period				(8)
Investments	119			119		135
Equity in earnings (losses) of investee adjustments		(2)		(2)
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	37.86%			37.86%
Participation in capital, total (as a percent)	41.50%			41.50%
Net equity	1,211			1,211
Net income (loss) of the period				249
Investments	502			502		511
Equity in earnings (losses) of investee adjustments	32	35	26	103	62
Dividends received		7		7
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	338			338
Net income (loss) of the period				28
Investments	169			169		155
Equity in earnings (losses) of investee adjustments	2	7	(2)	15	13
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	26.87%			26.87%
Participation in capital, total (as a percent)	26.87%			26.87%
Net equity	5,518			5,518
Net income (loss) of the period				(337)
Investments	1,483			1,483		1,840
Equity in earnings (losses) of investee adjustments	(72)	(10)	(10)	(90)	(10)
Base Metals | Vale Solucoes em Energia | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	51.00%			51.00%
Net equity	230			230
Net income (loss) of the period				(29)
Investments	121			121		115
Equity in earnings (losses) of investee adjustments	(1)	(6)		(16)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments	1			1		5
Base Metals | Others. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	292			292		88
Equity in earnings (losses) of investee adjustments			15		15
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	136			136		152
Equity in earnings (losses) of investee adjustments	(1)	1	5	2	7
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	132			132		90
Equity in earnings (losses) of investee adjustments	(2)	(2)		(9)	(13)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	3			3		23
Base Metals | Aluminium
Investments in affiliated companies and joint ventures
Investments	3,590			3,590
Equity in earnings (losses) of investee adjustments	70	50		120
Dividends received		52		52	35
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	621			621		646
Equity in earnings (losses) of investee adjustments	32	33	26	101	62
Dividends received		7		7
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	1,652			1,652		1,995
Equity in earnings (losses) of investee adjustments	(70)	(3)	(12)	(75)	3
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	413			413		203
Equity in earnings (losses) of investee adjustments	$ (1)	$ (6)	$ 15	$ (16)	$ 15

Short-term debt (Details)	Sep. 30, 2011
Short-term debt
Average annual interest rate on short-term borrowings from commercial banks for import financing (as a percent)	1.78%

Long-term debt (Details) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Long-term debt
Long-term debt, current	$ 1,567	$ 2,823
Long-term debt, noncurrent	21,355	21,591
Foreign
Long-term debt
US dollars, current	570	2,384
US dollars, noncurrent	2,745	2,530
Others, current	23	18
Others, noncurrent	238	217
Fixed Rate Notes - US dollar denominated, current	400
Fixed Rate Notes - US dollar denominated, noncurrent	9,831	10,242
Fixed Rate Notes - EUR denominated, noncurrent	1,009	1,003
Perpetual notes, noncurrent	78	78
Accrued charges, current	216	233
Long-term debt, current	1,209	2,635
Long-term debt, noncurrent	13,901	14,070
Brazil
Long-term debt
Accrued charges, current	178	110
Long-term debt, current	358	188
Long-term debt, noncurrent	7,454	7,521
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M), current	180	76
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M) noncurrent	4,937	3,891
Basket of currencies, current		1
Basket of currencies, noncurrent	4	125
Non-convertible debentures, noncurrent	2,513	2,767
US dollars denominated, current		1
US dollars denominated, noncurrent		$ 738

Long-term debt (Details 2) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Maturities of Long-term Debt
2012	$ 206
2013	3,164
2014	1,172
2015	879
2016	15,500
No due date	434
Long-term debt	$ 21,355	$ 21,591

Long-term debt (Details 3) (USD $)	9 Months Ended
Sep. 30, 2011
Annual interest rates on long-term debt
Long-term debt	$ 22,922,000,000
Average cost of all derivative transactions (as a percent)	3.31%
Total cost of derivative transactions	6,137,000
Amount which includes above original interest rate	5,154,000
Interest rate of unconditionally guaranteed notes (as a percent)	3.08%
Up to 3%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, maximum (as a percent)	3.00%
Long-term debt	4,365,000,000
3.1% to 5%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	3.10%
Annual interest rates on long-term debt, maximum (as a percent)	5.00%
Long-term debt	2,198,000,000
5.1% to 7%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	5.10%
Annual interest rates on long-term debt, maximum (as a percent)	7.00%
Long-term debt	8,816,000,000
7.1% to 9%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	7.10%
Annual interest rates on long-term debt, maximum (as a percent)	9.00%
Long-term debt	3,394,000,000
9.1% to 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	9.10%
Annual interest rates on long-term debt, maximum (as a percent)	11.00%
Long-term debt	93,000,000
Over 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	11.00%
Long-term debt	3,976,000,000
Variable Perpetual Notes
Annual interest rates on long-term debt
Long-term debt	$ 80,000,000
Euro Bond
Annual interest rates on long-term debt
Percentage of derivative transactions cost	4.71%
Floating Rate Debt
Annual interest rates on long-term debt
Percentage of derivative transactions cost	7.10%

Long-term debt (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2011 rate	Jun. 30, 2011 rate	Sep. 30, 2010 rate	Sep. 30, 2011 rate vote debenture	Sep. 30, 2010 rate	Dec. 31, 2010
Non-convertible debentures denominated in Brazilian Reais
Balance	$ 2,608			$ 2,608		$ 2,796
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)	1.50%	1.50%	1.50%	(1.50%)	4.50%
IGP-M - General Price Index - Market (in rates)	1	0.7	2.1	4.1	7.8
Appreciation (devaluation) of Real against US dollar (in rates)	18.8	4.2	6.3	25.3	2.8
Nonconvertible debentures
Non-convertible debentures denominated in Brazilian Reais
Long-term portion	2,513			2,513		2,767
Accrued charges	95			95		29
2nd Series
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)				400,000
Outstanding (in debentures)				400,000
Maturity				November-2013
Interest				100%CDI+0.25%
Balance	2,252			2,252		2,429
Tranche B
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)				5
Outstanding (in debentures)				5
Maturity				No Due Date
Interest				6.5%p.a+IGp-DI
Balance	$ 356			$ 356		$ 367

Long-term debt (Details 5)	Sep. 30, 2011 USD ( $)	Sep. 30, 2010 Export Import Bank of China and the Bank of China Limited USD ( $) Y carrier dwt	Jun. 30, 2011 Export Import Bank of China and the Bank of China Limited USD ( $)	Aug. 31, 2011 Korean Trade Insurance Corporation Agreement with commercial banks USD ( $) carrier capesize	Sep. 30, 2010 4.625% Notes due in 2020 USD ( $)	Sep. 30, 2010 6.875% Notes due in 2039 USD ( $)	Nov. 10, 2009 6.875% Notes due in 2039 USD ( $)	Sep. 30, 2011 Revolving Line of Credit Facility USD ( $)	Jan. 31, 2011 Commercial Banks guaranteed by Italian credit bureau USD ( $) Y	Jun. 30, 2011 Commercial Banks guaranteed by Italian credit bureau USD ( $)	Sep. 30, 2011 Export Development Canada USD ( $)	Oct. 30, 2010 Export Development Canada USD ( $)	Mar. 31, 2011 BNDES - equipment finance USD ( $)	Mar. 31, 2011 BNDES - equipment finance BRL	Sep. 30, 2011 BNDES - equipment finance USD ( $)	Jun. 30, 2010 BNDES - equipment finance USD ( $)	Jun. 30, 2011 Mining project agreements USD ( $)	May 31, 2008 Mining project agreements USD ( $)	May 31, 2008 NEXI USD ( $)	May 31, 2008 JBIC USD ( $)	Sep. 30, 2011 BNDES - investment program USD ( $)	Sep. 30, 2011 BNDES - investment program BRL	Apr. 30, 2008 BNDES - investment program USD ( $)	Apr. 30, 2008 BNDES - investment program BRL
Debt Instrument
Number of ore carriers acquired through financing				5
Number of capesizes acquired through financing				2
Amount available under the facility, maximum		$ 1,229,000,000		$ 530,000,000					$ 300,000,000			$ 1,000,000,000				$ 430,000,000		$ 5,000,000,000					$ 4,000,000,000	7,300,000,000
Amount withdrawn under credit facility			467,000,000	91,000,000						300,000,000	500,000,000				184,000,000		300,000,000				1,289,000,000	2,391,000,000
Number of ore carriers build through financing		12
Capacity of ore carrier (in dwt)		400,000
Increase in line of credit													62,000,000	103,000,000
Line of credit repayment term (in years)		13							10
Construction schedule, period for disbursing funds		3
Issuance of unconditionally guaranteed notes					1,000,000,000	750,000,000
Issue price (as a percent)					99.03%	110.87%
Principal amount of debt after consolidation with Vale Overseas debt							1,000,000,000
Interest rate on debt (as a percent)					4.63%	6.88%	6.88%
Amount available for investments from the facility								4,100,000,000
Export facility agreement through PT International																			2,000,000,000	3,000,000,000
Secured Debt	560,000,000
Letters of credit issued and outstanding pursuant Vale Canada Limited's facility								$ 105,000,000

Stockholders' equity (Details) (USD $)	1 Months Ended								9 Months Ended		12 Months Ended
	Oct. 31, 2011	Aug. 31, 2011	Jun. 30, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Sep. 30, 2011 rate vote debenture	Sep. 30, 2010	Dec. 31, 2010
Stockholders' equity
Number of Votes per common and preferred class A stock share per person									1
Number of preferred special shares held with The Brazilian Government (in shares)									12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders (as a percent)									0.25
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders (as a percent)									0.25
Minimum Dividend percentage for preferred stockholders of the preferred capital (as a percent)									0.06
Dividend percentage for preferred stockholders if greater than 6% (as a percent)									0.03
Approval of payments to shareholders	$ 3,000,000,000
Approval of interest on capital	1,859,000,000
Approval of dividends to preferred stockholders	1,141,000,000
Approval of second tranche of the minimum dividend						1,250,000,000,000
Amount of additional dividends distributed		3,000,000,000				500,000,000
Payment of additional dividend per outstanding share (in dollars per share)		$ 0.576780063
Extraordinary payment of interest on capital in total gross amount				2,000,000,000	1,000,000,000
Extraordinary payment of interest on capital per outstanding shares (in dollars per share)				$ 0.383268113	$ 0.191634056
Amount of shares held in treasury for subsequent sale or cancellation			3,000,000,000				2,000,000,000
Number of common shares authorized in share buy-back plan			84,814,902				64,810,513
Number of preferred shares authorized in share buy-back plan			102,231,122				98,367,748
Common shares acquired (in shares)									25,988,880		21,682,700
Preferred shares acquired (in shares)									53,105,900		48,197,700
Debt conversion
Number of treasury stocks used for conversion (in shares)								75,435,238		75,435,238
Adjustments in additional paid in capital related to note conversion								$ 1,379,000,000
Common stock | Rio and Rio P
Debt conversion
Number of converted shares (in shares)								49,305,205
Rio and Rio P | Preferred Class A
Debt conversion
Number of converted shares (in shares)								26,130,033

Stockholders' equity (Details 2) In Millions, except Share data, unless otherwise specified	9 Months Ended			1 Months Ended
	Sep. 30, 2011 Preferred class A stock (including twelve golden shares) Vale and Vale P - 2012 USD ( $)	Sep. 30, 2011 Common stock Vale and Vale P - 2012 USD ( $)	Sep. 30, 2011 Vale and Vale P - 2012 USD ( $)	Sep. 30, 2011 Vale - 2012 USD ( $)	Apr. 30, 2011 Vale - 2012 USD ( $)	Jan. 31, 2011 Vale - 2012 BRL	Oct. 31, 2010 Vale - 2012 BRL	Sep. 30, 2011 Vale P - 2012 USD ( $)	Apr. 30, 2011 Vale P - 2012 USD ( $)	Jan. 31, 2011 Vale P - 2012 BRL	Oct. 31, 2010 Vale P - 2012 BRL
Vale issued mandatory convertible notes
Mandatory convertible notes, date emission			July/2009
Mandatory convertible notes, date, Expiration			June/2012
Mandatory convertible notes value, gross			$ 942
Mandatory convertible notes value, net of charges			934
Mandatory convertible notes, coupon (as a percent)			6.75%
Funds linked to future mandatory conversion
Maximum amount of action (in shares)	47,284,800	18,415,859
Maximum amount of action, Value	$ 649	$ 293
Additional remuneration paid to holders of the mandatorily convertible notes				$ 1.824525	$ 0.985344	0.77767	1.381517	$ 2.110263	$ 1.139659	0.899461	1.597876

Stockholders' equity (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended						9 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010
Basic and diluted earnings per share attributable to Company's stockholders
Net income from continuing operations attributable to Company's stockholders	$ 4,935		$ 6,452		$ 6,030		$ 18,213		$ 11,490
Discontinued operations, net of tax					8				(143)
Net income attributable to the Company's stockholders	4,935		6,452		6,038		18,213		11,347
Net income for the period adjusted	4,879		6,418		6,022		18,097		11,247
Basic and diluted earnings per share
Income available to preferred stockholders	1,846		2,440		2,314		6,871		4,324
Income available to common stockholders	2,972		3,898		3,635		11,000		6,783
Total (in shares)	5,250,146		5,283,980		5,352,939		5,274,085		5,313,688
Earnings per preferred share (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.12
Earnings per common share (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.12
Earnings per preferred share linked to mandatorily convertible notes (in dollars per share)	$ 1.78	[1]	$ 1.71	[1]	$ 1.35	[1]	$ 5.16	[1]	$ 3.15	[1]
Earnings per common share linked to mandatorily convertible notes (in dollars per share)	$ 1.79	[1]	$ 1.79	[1]	$ 1.36	[1]	$ 5.32	[1]	$ 4.94	[1]
Earnings per preferred share from continuing operations (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.14
Earnings per common share from continuing operations (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.14
Earnings per convertible notes linked to preferred share from continuing operations (in dollars per share)	$ 1.78		$ 1.71		$ 1.35		$ 5.16		$ 3.17
Earnings per convertible notes linked to common share from continuing operations (in dollars per share)	$ 1.79		$ 1.79		$ 1.36		$ 5.32		$ 4.96
Earnings per preferred share from discontinued operations (in dollars per share)									$ (0.02)
Earnings per common share from discontinued operations (in dollars per share)									$ (0.02)
Earnings per convertible notes linked to preferred share from discontinued operations (in dollars per share)									$ (0.02)
Earnings per convertible notes linked to common share from discontinued operations (in dollars per share)									$ (0.02)
Preferred Convertible note
Basic and diluted earnings per share attributable to Company's stockholders
Interest attributed to convertible notes	(40)		(24)		(11)		(82)		(49)
Basic and diluted earnings per share
Income available to convertible notes	44		57		53		162		100
Weighted Average Number of Shares Issued, Basic (in shares)	1,986,461		2,008,930		2,056,473		2,002,352		2,043,102
Weighted Average Number of Shares, Treasury Stock (in shares)	47,285		47,285		47,285		47,285		47,285
Common Convertible notes
Basic and diluted earnings per share attributable to Company's stockholders
Interest attributed to convertible notes	(16)		(10)		(5)		(34)		(51)
Basic and diluted earnings per share
Income available to convertible notes	$ 17		$ 23		$ 20		$ 64		$ 40
Weighted Average Number of Shares Issued, Basic (in shares)	3,197,984		3,209,349		3,230,765		3,206,032		3,204,885
Weighted Average Number of Shares, Treasury Stock (in shares)	18,416		18,416		18,416		18,416		18,416

[1]	Basic earnings per share only, as dilution assumes conversion.

Stockholders' equity (Details 4) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Common stock
Diluted earnings per share calculation if the conversion of the convertible notes had been included
Income available to stockholders	$ 3,005	$ 3,931	$ 3,660	$ 11,098	$ 6,874
Weighted average number of shares outstanding (in shares)	3,216,400	3,227,765	3,249,181	3,224,448	3,223,301
Earnings per share (in dollars per share)	$ 0.93	$ 1.22	$ 1.13	$ 3.44	$ 2.13
Income (loss) from continuing operations, per diluted Share (in dollars per share)	$ 0.93	$ 1.22	$ 1.13	$ 3.44	$ 2.16
Income (loss) from discontinued operations, per diluted share (in dollars per share)					$ (0.03)
Preferred class A stock (including twelve golden shares)
Diluted earnings per share calculation if the conversion of the convertible notes had been included
Income available to stockholders	$ 1,930	$ 2,521	$ 2,378	$ 7,115	$ 4,473
Weighted average number of shares outstanding (in shares)	2,033,746	2,056,215	2,103,758	2,049,637	2,090,387
Earnings per share (in dollars per share)	$ 0.95	$ 1.23	$ 1.13	$ 3.47	$ 2.14
Income (loss) from continuing operations, per diluted Share (in dollars per share)	$ 0.95	$ 1.23	$ 1.13	$ 3.47	$ 2.17
Income (loss) from discontinued operations, per diluted share (in dollars per share)					$ (0.03)

Pension plans (Details) (USD $) In Millions	9 Months Ended		9 Months Ended	3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011 Vale Canada Limited Defined Benefit Plan	Sep. 30, 2011 Overfunded pension plans	Jun. 30, 2011 Overfunded pension plans	Sep. 30, 2010 Overfunded pension plans	Sep. 30, 2011 Overfunded pension plans	Sep. 30, 2010 Overfunded pension plans	Sep. 30, 2011 Underfunded pension plans	Jun. 30, 2011 Underfunded pension plans	Sep. 30, 2010 Underfunded pension plans	Sep. 30, 2011 Underfunded pension plans	Sep. 30, 2010 Underfunded pension plans	Sep. 30, 2011 Underfunded other benefits	Jun. 30, 2011 Underfunded other benefits	Sep. 30, 2010 Underfunded other benefits	Sep. 30, 2011 Underfunded other benefits	Sep. 30, 2010 Underfunded other benefits
Pension costs
Expected employer contributions		$ 310
Contributions made by the employer	254
Special contributions made by the employer			342
Pension costs
Service cost - benefits earned during the period						1		1	18	19	19	57	51	8	8	8	24	20
Interest cost on projected benefit obligation				98	103	104	299	244	107	106	92	317	270	26	26	26	77	74
Expected return on assets				(164)	(175)	(159)	(505)	(392)	(99)	(99)	(83)	(291)	(245)
Amortizations and (gain) / loss									6	6	1	21	1	(5)	(4)		(11)
Net deferral						(1)		(1)			12		12		(3)	(9)	(3)	(9)
Net periodic pension cost (credit)				$ (66)	$ (72)	$ (55)	$ (206)	$ (148)	$ 32	$ 32	$ 41	$ 104	$ 89	$ 29	$ 27	$ 25	$ 87	$ 85

Long-term incentive compensation plan (Details) (USD $) In Millions, except Share data	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Long-term incentive plan, purchase of preferred shares
Long-term Incentive Compensation Plan
Holding period of purchased shares (in years)	three-year
Total shares linked to long-term incentive compensation plan	3,130,620	2,458,627
Long-term incentive, issuance of shares
Long-term Incentive Compensation Plan
Long-term incentive compensation plan amortization period	three-year
Recognized liability under long-term incentive compensation plan	106	120

Commitments and contingencies (Details) (Option to purchase shares of VNC, Sumic, Vale Nouvelle-Caledonie SAS, USD $) In Billions, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Option to purchase shares of VNC | Sumic | Vale Nouvelle-Caledonie SAS
Description of put option
Percentage of shares held by Sumic Nickel Netherlands B.V in VNC	21.00%
Put option exercise description	$ 4.6
Lowest level of shares to be sold (as a percent of shares owned)	25.00%
Medium level of shares to be sold (as a percent of shares owned)	50.00%
Highest level of shares to be sold (as a percent of shares owned)	100.00%

Commitments and contingencies (Details 2) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2011 USD ( $)	Jun. 30, 2011 USD ( $)	Sep. 30, 2010 USD ( $)	Sep. 30, 2011 USD ( $) rate vote debenture	Sep. 30, 2010 USD ( $)	Sep. 30, 2011 BRL	Dec. 31, 2010 USD ( $)	Sep. 30, 2011 Labor and social security claims USD ( $)	Dec. 31, 2010 Labor and social security claims USD ( $)	Sep. 30, 2011 Civil claims USD ( $)	Dec. 31, 2010 Civil claims USD ( $)	Sep. 30, 2011 Tax - related actions USD ( $)	Dec. 31, 2010 Tax - related actions USD ( $)	Sep. 30, 2011 Other Contingencies USD ( $)	Dec. 31, 2010 Other Contingencies USD ( $)
Commitments and Contingencies
Letters of credit and guarantees outstanding	$ 490			$ 490
Provision for contingencies and the related judicial deposits
Provision for contingencies	1,909			1,909			2,043	728	748	489	510	663	746	29	39
Judicial deposits	1,614			1,614			1,731	842	874	314	410	453	442	5	5
Contingencies settled	98	130	67	659	128
Recognized provision, Classified as other operating expenses	134	176	101	364	71
Loss contingency having no provision, estimate of possible loss	20,709			20,709			4,787
Number of debentures issued (in debentures)				388,559,056
Par value of debentures issued (in BRL cents per debenture)						0.01
Changes in the provisions for asset retirement obligations
Beginning of period	1,410	1,368	1,162	1,368	1,116
Accretion expense	29	30	21	100	79
Liabilities settled in the current period	(11)	(20)	(2)	(41)	(12)
Revisions in estimated cash flows	(3)	(10)	(11)	(76)	15
Cumulative translation adjustment	(152)	42	60	(78)	32
End of period	1,273	1,410	1,230	1,273	1,230
Current liabilities	54	56	79	54	79		75
Non-current liabilities	1,219	1,354	1,151	1,219	1,151		1,293
Total	$ 1,273	$ 1,410	$ 1,230	$ 1,273	$ 1,230

Other expenses (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Other Expenses
Other operating expenses	$ 805	$ 646

Fair value disclosure of financial assets and liabilities (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 Recurring bass Fair value	Dec. 31, 2010 Recurring bass Fair value	Sep. 30, 2011 Recurring bass Level 1	Dec. 31, 2010 Recurring bass Level 1	Sep. 30, 2011 Recurring bass Level 2	Dec. 31, 2010 Recurring bass Level 2	Sep. 30, 2011 Recurring bass Carrying Amount	Dec. 31, 2010 Recurring bass Carrying Amount
Fair value disclosure of financial assets and liabilities
Interest rate description for determining fair value of fixed and floating rate debt	LIBOR
Balances of assets and liabilities measured at fair value on a recurring basis
Available for sale		$ 7	$ 12	$ 7	$ 12			$ 7	$ 12
Unrealized gain on derivatives		338	257		1	338	256	338	257
Debentures		$ (1,276)	$ (1,284)			$ (1,276)	$ (1,284)	$ (1,276)	$ (1,284)

Fair value disclosure of financial assets and liabilities (Details 2) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Estimated fair value measurement
Long-term debt less accrued charges	$ (22,922)
Time deposits		1,793
Fair Value Disclosures of Financial Assets and Liabilities
Accrued charges	394	343
Fair value
Estimated fair value measurement
Long-term debt less accrued charges	(23,415)	(25,264)
Time deposits		1,793
Level 1
Estimated fair value measurement
Long-term debt less accrued charges	(17,436)	(19,730)
Level 2
Estimated fair value measurement
Long-term debt less accrued charges	(5,979)	(5,534)
Time deposits		1,793
Carrying Amount
Estimated fair value measurement
Long-term debt less accrued charges	(22,528)	(24,071)
Time deposits		$ 1,793

Segment and geographical information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		1 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011 Bulk Material	Jun. 30, 2011 Bulk Material	Sep. 30, 2010 Bulk Material	Sep. 30, 2011 Bulk Material	Sep. 30, 2010 Bulk Material	Sep. 30, 2011 Base Metals	Jun. 30, 2011 Base Metals	Sep. 30, 2010 Base Metals	Sep. 30, 2011 Base Metals	Sep. 30, 2010 Base Metals	Sep. 30, 2011 Fertilizers	Jun. 30, 2011 Fertilizers	Sep. 30, 2010 Fertilizers	Sep. 30, 2011 Fertilizers	Sep. 30, 2010 Fertilizers	Sep. 30, 2011 Logistic	Jun. 30, 2011 Logistic	Sep. 30, 2010 Logistic	Sep. 30, 2011 Logistic	Sep. 30, 2010 Logistic	Sep. 30, 2011 Others	Jun. 30, 2011 Others	Sep. 30, 2010 Others	Sep. 30, 2011 Others	Sep. 30, 2010 Others	May 31, 2010 Vale Fertilizantes
Segment Reporting Information
Percentage of equity capital acquired (as a percent)																															58.60%
Results by segment - before elminations (aggregated)
Gross revenues	$ 16,741	$ 15,345	$ 14,496	$ 45,634	$ 31,274	$ 12,763	$ 11,682	$ 11,257	$ 33,964	$ 23,603	$ 2,287	$ 2,230	$ 1,919	$ 7,266	$ 5,181	$ 1,037	$ 867	$ 802	$ 2,691	$ 1,077	$ 502	$ 476	$ 408	$ 1,306	$ 1,131	$ 152	$ 90	$ 110	$ 407	$ 282
Cost and expenses	(6,910)	(6,256)	(5,748)	(18,959)	(13,982)	(3,844)	(3,449)	(3,204)	(10,327)	(8,062)	(1,627)	(1,528)	(1,398)	(4,689)	(3,865)	(798)	(658)	(748)	(2,100)	(987)	(395)	(396)	(292)	(1,081)	(842)	(246)	(225)	(106)	(762)	(226)
Research and development	(440)	(363)	(216)	(1,145)	(577)	(188)	(130)	(70)	(430)	(186)	(100)	(98)	(68)	(272)	(168)	(32)	(16)	(21)	(66)	(33)	(37)	(30)	(23)	(88)	(45)	(83)	(89)	(34)	(289)	(145)
Gain on sale of assets				1,513										1,513
Depreciation, depletion and amortization	(1,018)	(979)	(696)	(2,954)	(2,187)	(439)	(438)	(379)	(1,311)	(1,112)	(379)	(350)	(224)	(1,086)	(879)	(129)	(129)	(48)	(375)	(72)	(64)	(60)	(32)	(168)	(105)	(7)	(2)	(13)	(14)	(14)
Operating income	8,373	7,747	7,836	24,089	14,528	8,292	7,665	7,604	21,896	14,238	181	254	229	2,732	269	78	64	(15)	150	(15)	6	(10)	61	(31)	139	(184)	(226)	(43)	(658)	(103)
Financial result	(3,393)	648	72	(2,843)	(1,096)	(2,865)	840	286	(1,940)	(411)	(206)	(210)	(177)	(643)	(635)	(129)	29	17	(37)	19	(149)	(17)	(10)	(185)	(28)	(44)	6	(44)	(38)	(41)
Discontinued operations, net of tax			8		(143)								8		(143)
Equity in results of affiliates, joint ventures and others investments	282	406	305	968	684	248	339	302	845	610	118	(2)	(26)	113	(19)						32	33	27	101	62	(116)	36	2	(91)	31
Income taxes	(351)	(2,407)	(2,146)	(4,135)	(2,568)	(224)	(2,120)	(2,116)	(3,325)	(2,712)	(106)	(228)	(26)	(735)	115	(13)	(57)	(6)	(67)	(3)	(8)	(2)	2	(8)	11					21
Noncontrolling interests	24	58	(37)	134	(58)	52	1	5	55	7	(9)	33	(46)	38	(65)	(22)	(1)		(19)							3	25	4	60
Net income attributable to the Company's stockholders	$ 4,935	$ 6,452	$ 6,038	$ 18,213	$ 11,347	$ 5,503	$ 6,725	$ 6,081	$ 17,531	$ 11,732	$ (22)	$ (153)	$ (38)	$ 1,505	$ (478)	$ (86)	$ 35	$ (4)	$ 27	$ 1	$ (119)	$ 4	$ 80	$ (123)	$ 184	$ (341)	$ (159)	$ (81)	$ (727)	$ (92)

Segment and geographical information (Details 2) (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Sales classified by geographic destination:
Gross revenues	$ 16,741	$ 15,345	$ 14,496	$ 45,634	$ 31,274
Bulk Material
Sales classified by geographic destination:
Gross revenues	12,763	11,682	11,257	33,964	23,603
Bulk Material | America, except United States
Sales classified by geographic destination:
Gross revenues	331	298	207	876	525
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	46	5	39	56	43
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	2,552	2,415	2,041	6,992	4,922
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	452	361	434	1,250	1,031
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	1,658	1,488	1,311	4,278	2,620
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	5,612	4,680	4,965	13,950	9,567
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	693	899	1,018	2,363	1,838
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	1,419	1,536	1,242	4,199	3,057
Base Metals
Sales classified by geographic destination:
Gross revenues	2,287	2,230	1,919	7,266	5,181
Base Metals | America, except United States
Sales classified by geographic destination:
Gross revenues	289	258	296	1,009	700
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	403	400	158	1,272	437
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	553	601	448	1,727	1,269
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	34	55	39	107	129
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	277	299	360	951	950
Base Metals | China
Sales classified by geographic destination:
Gross revenues	271	325	193	927	543
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	440	290	330	1,135	963
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	20	2	95	138	190
Fertilizers
Sales classified by geographic destination:
Gross revenues	1,037	867	802	2,691	1,077
Fertilizers | America, except United States
Sales classified by geographic destination:
Gross revenues	24	2	11	44	11
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues		1		1
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	48	41		108
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues		8		16
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	965	815	791	2,522	1,066
Logistic
Sales classified by geographic destination:
Gross revenues	502	476	408	1,306	1,131
Logistic | Europe
Sales classified by geographic destination:
Gross revenues					11
Logistic | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues					6
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	502	476	408	1,306	1,114
Others
Sales classified by geographic destination:
Gross revenues	152	90	110	407	282
Others | America, except United States
Sales classified by geographic destination:
Gross revenues	13			13
Others | United States
Sales classified by geographic destination:
Gross revenues				2	15
Others | Europe
Sales classified by geographic destination:
Gross revenues	14	11	4	43	29
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues				1
Others | Japan
Sales classified by geographic destination:
Gross revenues	2	2	3	6	8
Others | China
Sales classified by geographic destination:
Gross revenues	44			79	2
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues		1		1	1
Others | Brazil
Sales classified by geographic destination:
Gross revenues	79	76	103	262	227
America, except United States
Sales classified by geographic destination:
Gross revenues	657	558	514	1,942	1,236
United States
Sales classified by geographic destination:
Gross revenues	449	406	197	1,331	495
Europe
Sales classified by geographic destination:
Gross revenues	3,167	3,068	2,493	8,870	6,231
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	486	416	473	1,358	1,160
Japan
Sales classified by geographic destination:
Gross revenues	1,937	1,789	1,674	5,235	3,578
China
Sales classified by geographic destination:
Gross revenues	5,927	5,005	5,158	14,956	10,112
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,133	1,198	1,348	3,515	2,808
Brazil
Sales classified by geographic destination:
Gross revenues	$ 2,985	$ 2,905	$ 2,639	$ 8,427	$ 5,654

Segment and geographical information (Details 3) (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Operating segment - after eliminations (disaggregated)
Revenue	$ 16,741	$ 15,345	$ 14,496	$ 45,634	$ 31,274
Taxes on revenues	(380)	(356)	(394)	(1,071)	(910)
Net operating revenues	16,361	14,989	14,102	44,563	30,364
Costs and expenses	(6,970)	(6,263)	(5,570)	(17,520)	(13,649)
Operating profit	9,391	8,726	8,532	27,043	16,715
Depreciation, depletion and amortization	(1,018)	(979)	(696)	(2,954)	(2,187)
Operating income	8,373	7,747	7,836	24,089	14,528
Property, plant and equipment, net	84,273	91,677	78,697	84,273	78,697	83,096
Addition to property, plant and equipment	3,711	3,480	3,852	10,004	7,905
Investments	7,837	8,552	4,911	7,837	4,911	4,497
Bulk Material
Operating segment - after eliminations (disaggregated)
Revenue	12,763	11,682	11,257	33,964	23,603
Taxes on revenues	(229)	(224)	(204)	(638)	(529)
Net operating revenues	12,534	11,458	11,053	33,326	23,074
Costs and expenses	(3,803)	(3,355)	(3,070)	(10,119)	(7,724)
Operating profit	8,731	8,103	7,983	23,207	15,350
Depreciation, depletion and amortization	(439)	(438)	(379)	(1,311)	(1,112)
Operating income	8,292	7,665	7,604	21,896	14,238
Property, plant and equipment, net	36,764	40,312	33,930	36,764	33,930
Addition to property, plant and equipment	2,289	1,488	1,788	5,706	3,670
Investments	1,290	1,478	1,705	1,290	1,705
Bulk Material | Iron ore
Operating segment - after eliminations (disaggregated)
Revenue	10,136	9,102	8,725	26,525	17,907
Taxes on revenues	(139)	(134)	(108)	(383)	(265)
Net operating revenues	9,997	8,968	8,617	26,142	17,642
Costs and expenses	(2,500)	(2,157)	(1,982)	(6,393)	(5,089)
Operating profit	7,497	6,811	6,635	19,749	12,553
Depreciation, depletion and amortization	(349)	(347)	(325)	(1,053)	(947)
Operating income	7,148	6,464	6,310	18,696	11,606
Property, plant and equipment, net	30,800	33,602	29,523	30,800	29,523
Addition to property, plant and equipment	2,014	1,259	1,591	4,450	3,184
Investments	104	123	95	104	95
Bulk Material | Coal
Operating segment - after eliminations (disaggregated)
Revenue	285	256	217	695	529
Net operating revenues	285	256	217	695	529
Costs and expenses	(347)	(276)	(199)	(876)	(577)
Operating profit	(62)	(20)	18	(181)	(48)
Depreciation, depletion and amortization	(15)	(40)	(28)	(80)	(59)
Operating income	(77)	(60)	(10)	(261)	(107)
Property, plant and equipment, net	3,727	3,686	2,771	3,727	2,771
Addition to property, plant and equipment	189	218	58	795	210
Investments	290	262	203	290	203	223
Bulk Material | Pellets
Operating segment - after eliminations (disaggregated)
Revenue	2,158	2,122	2,082	6,158	4,475
Taxes on revenues	(76)	(73)	(81)	(210)	(211)
Net operating revenues	2,082	2,049	2,001	5,948	4,264
Costs and expenses	(789)	(778)	(774)	(2,407)	(1,730)
Operating profit	1,293	1,271	1,227	3,541	2,534
Depreciation, depletion and amortization	(57)	(31)	(23)	(124)	(81)
Operating income	1,236	1,240	1,204	3,417	2,453
Property, plant and equipment, net	1,951	2,678	1,325	1,951	1,325
Addition to property, plant and equipment	72		137	425	266
Investments	896	1,093	1,407	896	1,407
Bulk Material | Manganese
Operating segment - after eliminations (disaggregated)
Revenue	45	52	67	140	214
Taxes on revenues	(2)	(2)	1	(6)	(5)
Net operating revenues	43	50	68	134	209
Costs and expenses	(60)	(48)	(41)	(129)	(103)
Operating profit	(17)	2	27	5	106
Depreciation, depletion and amortization	(2)	(4)	(1)	(11)	(6)
Operating income	(19)	(2)	26	(6)	100
Property, plant and equipment, net	58	25	24	58	24
Addition to property, plant and equipment	1	1		2
Bulk Material | Ferroalloys
Operating segment - after eliminations (disaggregated)
Revenue	139	150	166	446	478
Taxes on revenues	(12)	(15)	(16)	(39)	(48)
Net operating revenues	127	135	150	407	430
Costs and expenses	(107)	(96)	(74)	(314)	(225)
Operating profit	20	39	76	93	205
Depreciation, depletion and amortization	(16)	(16)	(2)	(43)	(19)
Operating income	4	23	74	50	186
Property, plant and equipment, net	228	321	287	228	287
Addition to property, plant and equipment	13	10	2	34	10
Base Metals
Operating segment - after eliminations (disaggregated)
Revenue	2,287	2,230	1,919	7,266	5,181
Taxes on revenues		(1)	(23)	(23)	(46)
Net operating revenues	2,287	2,229	1,896	7,243	5,135
Costs and expenses	(1,727)	(1,625)	(1,443)	(4,938)	(3,987)
Operating profit	560	604	453	2,305	1,148
Depreciation, depletion and amortization	(379)	(350)	(224)	(1,086)	(879)
Operating income	181	254	229	2,732	269
Property, plant and equipment, net	31,887	34,007	30,551	31,887	30,551
Addition to property, plant and equipment	784	961	1,079	2,302	2,379
Investments	3,861	3,832	251	3,861	251
Base Metals | Nickel (co-products and by-products)
Operating segment - after eliminations (disaggregated)
Revenue	2,005	1,966	1,074	6,086	2,695
Net operating revenues	2,005	1,966	1,074	6,086	2,695
Costs and expenses	(1,482)	(1,411)	(758)	(4,043)	(2,056)
Operating profit	523	555	316	2,043	639
Depreciation, depletion and amortization	(360)	(326)	(206)	(1,024)	(691)
Operating income	163	229	110	1,019	(52)
Property, plant and equipment, net	28,128	29,801	27,719	28,128	27,719
Addition to property, plant and equipment	674	613	448	1,658	1,156
Investments	3	13	25	3	25
Base Metals | Copper concentrate
Operating segment - after eliminations (disaggregated)
Revenue	282	264	236	797	623
Taxes on revenues		(1)	(8)	(18)	(18)
Net operating revenues	282	263	228	779	605
Costs and expenses	(245)	(214)	(152)	(591)	(420)
Operating profit	37	49	76	188	185
Depreciation, depletion and amortization	(19)	(24)	(22)	(61)	(62)
Operating income	18	25	54	127	123
Property, plant and equipment, net	3,759	4,206	2,748	3,759	2,748
Addition to property, plant and equipment	110	348	566	628	1,097
Investments	132	133	74	132	74
Base Metals | Aluminum products.
Operating segment - after eliminations (disaggregated)
Revenue			609	383	1,863
Taxes on revenues			(15)	(5)	(28)
Net operating revenues			594	378	1,835
Costs and expenses			(533)	(304)	(1,511)
Operating profit			61	74	324
Depreciation, depletion and amortization			(4)	(1)	(126)
Operating income			57	73	198
Property, plant and equipment, net			84		84
Addition to property, plant and equipment			65	16	126
Investments	3,726	3,686	152	3,726	152
Fertilizers
Operating segment - after eliminations (disaggregated)
Revenue	1,037	867	802	2,691	1,077
Taxes on revenues	(63)	(53)	(53)	(174)	(74)
Net operating revenues	974	814	749	2,517	1,003
Costs and expenses	(767)	(621)	(716)	(1,992)	(946)
Operating profit	207	193	33	525	57
Depreciation, depletion and amortization	(129)	(129)	(48)	(375)	(72)
Operating income	78	64	(15)	150	(15)
Property, plant and equipment, net	9,589	10,570	8,500	9,589	8,500
Addition to property, plant and equipment	226	434	252	794	303
Fertilizers | Potash
Operating segment - after eliminations (disaggregated)
Revenue	80	68	87	210	207
Taxes on revenues	(3)	(3)	(5)	(10)	(11)
Net operating revenues	77	65	82	200	196
Costs and expenses	(97)	(66)	(53)	(232)	(138)
Operating profit	(20)	(1)	29	(32)	58
Depreciation, depletion and amortization	(8)	(18)	(9)	(33)	(22)
Operating income	(28)	(19)	20	(65)	36
Property, plant and equipment, net	1,864	1,846	208	1,864	208
Addition to property, plant and equipment	10	293		310	7
Fertilizers | Phosphates
Operating segment - after eliminations (disaggregated)
Revenue	707	586	556	1,829	670
Taxes on revenues	(27)	(22)	(25)	(77)	(35)
Net operating revenues	680	564	531	1,752	635
Costs and expenses	(516)	(404)	(524)	(1,328)	(627)
Operating profit	164	160	7	424	8
Depreciation, depletion and amortization	(77)	(62)	(33)	(226)	(42)
Operating income	87	98	(26)	198	(34)
Property, plant and equipment, net	6,130	7,132	6,521	6,130	6,521
Addition to property, plant and equipment	91	96	206	314	250
Fertilizers | Nitrogen
Operating segment - after eliminations (disaggregated)
Revenue	217	194	147	583	186
Taxes on revenues	(29)	(25)	(20)	(77)	(24)
Net operating revenues	188	169	127	506	162
Costs and expenses	(154)	(151)	(133)	(432)	(170)
Operating profit	34	18	(6)	74	(8)
Depreciation, depletion and amortization	(44)	(49)	(6)	(116)	(8)
Operating income	(10)	(31)	(12)	(42)	(16)
Property, plant and equipment, net	1,220	1,592	1,446	1,220	1,446
Addition to property, plant and equipment	125	45	46	170	46
Fertilizers | Others Fertilizers Products
Operating segment - after eliminations (disaggregated)
Revenue	33	19	12	69	14
Taxes on revenues	(4)	(3)	(3)	(10)	(4)
Net operating revenues	29	16	9	59	10
Costs and expenses			(6)		(11)
Operating profit	29	16	3	59	(1)
Operating income	29	16	3	59	(1)
Property, plant and equipment, net	375		325	375	325
Logistic
Operating segment - after eliminations (disaggregated)
Revenue	502	476	408	1,306	1,131
Taxes on revenues	(76)	(68)	(72)	(198)	(183)
Net operating revenues	426	408	336	1,108	948
Costs and expenses	(356)	(358)	(243)	(971)	(704)
Operating profit	70	50	93	137	244
Depreciation, depletion and amortization	(64)	(60)	(32)	(168)	(105)
Operating income	6	(10)	61	(31)	139
Property, plant and equipment, net	3,337	3,685	1,407	3,337	1,407
Addition to property, plant and equipment	212	229	54	537	103
Investments	621	706	673	621	673
Logistic | Railroads
Operating segment - after eliminations (disaggregated)
Revenue	358	357	308	965	845
Taxes on revenues	(61)	(54)	(57)	(160)	(144)
Net operating revenues	297	303	251	805	701
Costs and expenses	(269)	(277)	(184)	(743)	(526)
Operating profit	28	26	67	62	175
Depreciation, depletion and amortization	(52)	(45)	(27)	(134)	(86)
Operating income	(24)	(19)	40	(72)	89
Property, plant and equipment, net	1,296	1,464	1,138	1,296	1,138
Addition to property, plant and equipment	54	66	43	156	89
Investments	502	565	545	502	545
Logistic | Ports
Operating segment - after eliminations (disaggregated)
Revenue	144	119	100	341	281
Taxes on revenues	(15)	(14)	(15)	(38)	(39)
Net operating revenues	129	105	85	303	242
Costs and expenses	(87)	(81)	(59)	(228)	(165)
Operating profit	42	24	26	75	77
Depreciation, depletion and amortization	(12)	(15)	(5)	(34)	(16)
Operating income	30	9	21	41	61
Property, plant and equipment, net	522	739	269	522	269
Addition to property, plant and equipment	77	23	11	137	14
Logistic | Ships
Operating segment - after eliminations (disaggregated)
Revenue					5
Net operating revenues					5
Costs and expenses					(13)
Operating profit					(8)
Depreciation, depletion and amortization					(3)
Operating income					(11)
Property, plant and equipment, net	1,519	1,482		1,519
Addition to property, plant and equipment	81	140		244
Investments	119	141	128	119	128
Others
Operating segment - after eliminations (disaggregated)
Revenue	152	90	110	407	282
Taxes on revenues	(12)	(10)	(42)	(38)	(78)
Net operating revenues	140	80	68	369	204
Costs and expenses	(317)	(304)	(98)	(1,013)	(288)
Operating profit	(177)	(224)	(30)	(644)	(84)
Depreciation, depletion and amortization	(7)	(2)	(13)	(14)	(14)
Operating income	(184)	(226)	(43)	(658)	(103)
Property, plant and equipment, net	2,696	3,103	4,309	2,696	4,309
Addition to property, plant and equipment	200	368	679	665	1,450
Investments	2,065	2,536	2,282	2,065	2,282
Gain on Sale of Assets
Operating segment - after eliminations (disaggregated)
Costs and expenses				1,513
Operating profit				1,513
Operating income				$ 1,513

Derivative financial instruments (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 Designated Foreign exchange cash flow hedge Short-term Assets	Dec. 31, 2010 Designated Foreign exchange cash flow hedge Short-term Assets	Sep. 30, 2011 Designated Strategic Nickel Short-term Assets	Sep. 30, 2011 Designated Strategic Nickel Long-term Assets	Dec. 31, 2010 Designated Strategic Nickel Long-term Liabilities	Sep. 30, 2011 Designated Short-term Assets	Dec. 31, 2010 Designated Short-term Assets	Sep. 30, 2011 Designated Long-term Assets	Dec. 31, 2010 Designated Long-term Liabilities	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Short-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Long-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Long-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Long-term Assets	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Sep. 30, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Sep. 30, 2011 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Fixed price program Short-term Assets	Sep. 30, 2011 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Strategic program Short-term Liabilities	Sep. 30, 2011 Non-designated Commodities price risk Bunker Oil Hedge Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Bunker Oil Hedge Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Coal Short-term Liabilities	Sep. 30, 2011 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Short-term Assets	Sep. 30, 2011 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Maritime Freight Hiring Protection Program Short-term Liabilities	Sep. 30, 2011 Short-term Assets	Dec. 31, 2010 Short-term Assets	Sep. 30, 2011 Long-term Assets	Dec. 31, 2010 Long-term Assets	Sep. 30, 2011 Short-term Liabilities	Dec. 31, 2010 Short-term Liabilities	Sep. 30, 2011 Long-term Liabilities	Dec. 31, 2010 Long-term Liabilities
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative Assets		$ 1	$ 20	$ 227	$ 49		$ 228	$ 20	$ 49		$ 428	$ 7	$ 300		$ 1						$ 13	$ 1		$ 2	$ 142	$ 583	$ 3	$ 7	$ 301					$ 10	$ 13				$ 14	$ 16		$ 24	$ 29				$ 835	$ 52	$ 56	$ 301
Derivative liabilities						$ 53				$ 53				$ 511		$ 1	$ 4	$ 4	$ 10	$ 8			$ 26							$ 5	$ 4	$ 547	$ 8			$ 1	$ 12	$ 15			$ 2			$ 1	$ 31	$ 2					$ 6	$ 35	$ 547	$ 61

Derivative financial instruments (Details 2) (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Effects of derivatives
Amount of gain or (loss) recognized in financial income (expense),Total	$ (568)	$ 358	$ 500	$ 29	$ 158
Financial settlement: (Inflows)/Outflows	(74)	(128)	(97)	(229)	(221)
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	149	141	(13)	295	107
Designated
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	34	(17)	61	(16)	78
Financial settlement: (Inflows)/Outflows	(34)	17	(72)	3	(77)
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	149	141	(13)	295	107
Designated | Aluminium
Effects of derivatives
Financial settlement: (Inflows)/Outflows			3		29
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge		4	(11)	4	24
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	19		61	19	80
Financial settlement: (Inflows)/Outflows	(19)		(75)	(32)	(106)
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	(49)		66	(35)	110
Designated | Strategic Nickel
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	15	(17)		(35)	(2)
Financial settlement: (Inflows)/Outflows	(15)	(17)		35
Amount of gain or (loss) recognized in OCI, Derivatives designated as hedge	198	137	(68)	326	(27)
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(612)	361	508	(32)	226
Financial settlement: (Inflows)/Outflows	(22)	(111)	(36)	(182)	(180)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. floating and fixed swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(685)	389	433	(121)	192
Financial settlement: (Inflows)/Outflows	(63)	(112)	(33)	(223)	(137)
Non-designated | Foreign exchange and interest rate risk | EURO floating rate vs. USD floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					(1)
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(1)		(2)
Financial settlement: (Inflows)/Outflows	1	1	1	3	5
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(59)	11	72	(6)	(6)
Financial settlement: (Inflows)/Outflows	1		(1)	1	(1)
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(21)	6		(13)
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			1		2
Financial settlement: (Inflows)/Outflows			(1)	(2)	(8)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	164	(47)		117
Financial settlement: (Inflows)/Outflows	31			31
Non-designated | Foreign exchange and interest rate risk | South African Rande Forward
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(10)	2		(8)
Financial settlement: (Inflows)/Outflows	8			8
Non-designated | Foreign exchange and interest rate risk | Swap Convertibles
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)					37
Financial settlement: (Inflows)/Outflows					(37)
Non-designated | Foreign exchange and interest rate risk | Swap NDF
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(1)		3	(1)	4
Financial settlement: (Inflows)/Outflows			(2)		(2)
Non-designated | Commodities price risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	10	14	(25)	84	(102)
Financial settlement: (Inflows)/Outflows	(18)	(34)	11	(50)	36
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	8	12	(5)	33	4
Financial settlement: (Inflows)/Outflows	(5)	(19)	(8)	(25)	(7)
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(34)	15	(85)
Financial settlement: (Inflows)/Outflows			16		66
Non-designated | Commodities price risk | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	1	2	4	35	(9)
Financial settlement: (Inflows)/Outflows	(13)	(15)	(4)	(36)	(27)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			1		(2)
Financial settlement: (Inflows)/Outflows			1	2	1
Non-designated | Commodities price risk | Purchased scrap protection program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	1			1
Non-designated | Commodities price risk | Aluminium
Effects of derivatives
Financial settlement: (Inflows)/Outflows				7	16
Non-designated | Commodities price risk | Maritime Freight Hiring Protection Program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			9		(10)
Financial settlement: (Inflows)/Outflows			6	2	(13)
Non-designated | Embedded derivatives
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(44)	(7)	(44)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			$ (44)	$ (7)	$ (44)

Derivative financial instruments (Details 3) (Interest rates / Currencies)	9 Months Ended
Sep. 30, 2011
Derivative
Maturity dates	Dec 31, 2019
Nickel
Derivative
Maturity dates	Dec 31, 2012
Bunker Oil Hedge
Derivative
Maturity dates	Dec 31, 2011

Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Document Type	6-K
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3